As filed with the Securities and Exchange Commission on July 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

MAY 31, 2012

Schedule of Investments Emerging Markets Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (94.4%)

Brazil (10.8%)
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	136,700	1,084
BM&FBOVESPA SA	278,500	1,319
BR Malls Participacoes SA	141,900	1,562
Brasil Insurance Participacoes E Administracao SA	141,000	1,196
Cia Hering	52,100	1,082
Companhia de Bebidas das Americas ADR, Preference Shares	50,900	1,952
Companhia Energetica de Minas Gerais, Preference Shares	68,000	1,186
QGEP Participacoes SA	177,600	870
Qualicorp SA *	181,100	1,544
Refinaria de Petroleo Ipiranga SA, Preference Shares Ñ*^^	173	0
TOTVS SA	100,425	1,817
Vale SA ADR, Preference Shares	186,125	3,373
16,985
Chile (0.9%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	28,370	1,474

China (19.5%)
AAC Technologies Holdings, Inc.	603,600	1,905
Agricultural Bank of China Ltd., H Shares	2,763,100	1,116
Baidu, Inc. ADR *	23,600	2,780
China Liansu Group Holdings Ltd. *	2,462,400	1,287
China Mengniu Dairy Co. Ltd.	631,740	1,737
China Mobile Ltd.	278,250	2,822
China Resources Gas Group Ltd.	1,228,200	2,335
China Vanke Co. Ltd., B Shares *	1,500,300	1,962
Dah Chong Hong Holdings Ltd.	1,300,800	1,237
First Tractor Co. Ltd., H Shares *	1,421,300	1,261
Golden Eagle Retail Group Ltd.	419,000	913
Haier Electronics Group Co. Ltd. *	2,037,300	2,393
Industrial & Commercial Bank of China Ltd., H Shares	4,384,000	2,675
Prince Frog International Holdings Ltd.	2,367,600	1,098
Tencent Holdings Ltd.	97,600	2,677
Vinda International Holdings Ltd.	1,541,300	2,513
30,711
Colombia (3.7%)
Bancolombia SA ADR	31,900	1,889
Ecopetrol SA ADR	40,200	2,394
Pacific Rubiales Energy Corp.	59,100	1,550
5,833
Czech Republic (0.5%)
Komercni Banka A/S	5,000	750

India (5.4%)
Asian Paints Ltd.	27,890	1,961
Ballarpur Industries Ltd. Ñ	1,381,957	554
Cairn India Ltd. *	141,272	832
Cummins India Ltd.	135,245	1,019
Godrej Consumer Products Ltd.	132,085	1,322
Mahindra & Mahindra Ltd.	114,160	1,316
Yes Bank Ltd.	262,295	1,543
8,547
Indonesia (3.0%)
PT Bank Mandiri (Persero) Tbk	1,716,600	1,255
PT Global Mediacom Tbk	2,730,426	394
PT Semen Gresik (Persero) Tbk	1,319,100	1,529
PT United Tractors Tbk	656,081	1,605
4,783
Israel (1.0%)
Israel Chemicals Ltd.	151,628	1,566

Korea (11.2%)
BS Financial Group, Inc.	99,040	971
Hankook Tire Co. Ltd.	31,170	1,253
Hyundai Mobis	9,925	2,325
LG Chem Ltd.	5,720	1,406
Samsung Electronics Co. Ltd.	5,953	6,102
Shinhan Financial Group Co. Ltd.	47,345	1,520
Silicon Works Co. Ltd.	43,560	921
Sung Kwang Bend Co. Ltd.	78,338	1,246
Woongjin Coway Co. Ltd.	64,090	1,917
17,661
Malaysia (2.9%)
Axiata Group Berhad	1,594,700	2,697
Top Glove Corp. Berhad	1,273,200	1,790
4,487
Mexico (4.2%)
Alamos Gold, Inc.	106,900	1,934
First Majestic Silver Corp. *	56,900	790
Genomma Lab Internacional SAB de CV Class B *	1,183,600	2,098
Kimberly-Clark de Mexico SAB de CV Class A	1,059,900	1,840
6,662
Nigeria (1.0%)
Afren PLC *	844,215	1,517

Philippines (2.2%)
Energy Development Corp.	6,478,850	892
International Container Terminal Services, Inc.	1,418,980	2,506
3,398
Qatar (0.9%)
Industries Qatar QSC	39,045	1,467

Russia (6.1%)
Eurasia Drilling Co. Ltd. GDR	59,590	1,490
Magnit OJSC GDR	74,652	1,836
Mail.ru Group Ltd. GDR *	20,485	645
NovaTek OAO GDR	11,600	1,112
Rosneft Oil Co. GDR	242,970	1,503
Sberbank of Russia Ñ	903,260	2,264
Yandex NV Class A *	39,900	795
9,645
South Africa (5.4%)
Bidvest Group Ltd.	72,310	1,531
Exxaro Resources Ltd.	36,355	814
Life Healthcare Group Holdings Ltd.	556,030	1,915
MTN Group Ltd.	148,446	2,355
Shoprite Holdings Ltd.	116,635	1,897
8,512
Taiwan, Province of China (5.1%)
China Steel Chemical Corp.	189,400	852
Hon Hai Precision Industry Co. Ltd.	699,510	2,047
Hung Poo Real Estate Development Corp.	232,402	188
Simplo Technology Co. Ltd.	278,276	1,989
Taiwan Semiconductor Manufacturing Co. Ltd.	755,439	2,096
TXC Corp.	565,236	826
7,998
Thailand (2.1%)
Bangkok Bank PCL NVDR	168,100	948
Kasikornbank PCL NVDR	489,400	2,375
3,323
Turkey (2.6%)
Anadolu Efes Biracilik ve Malt Sanayii A/S	80,629	932
Koza Altin Isletmeleri A/S	78,750	1,329
Turkiye Garanti Bankasi A/S	544,727	1,747
4,008
United Arab Emirates (1.2%)
Dragon Oil PLC	247,265	1,914

United Kingdom (3.8%)
BG Group PLC	70,745	1,363
Hikma Pharmaceuticals PLC	116,490	1,165
Kenmare Resources PLC *	1,817,775	1,264
Petrofac Ltd.	46,770	1,123
Tullow Oil PLC	45,760	1,009
		5,924
United States (0.9%)
Cognizant Technology Solutions Corp. Class A *	23,000	1,340

Total Common Stocks (Cost $153,536)		148,505

Short-Term Investments (5.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $7,784)	7,783,537	7,784

Total Investments## (99.4%) (Cost $161,320)		156,289

Cash, receivables and other assets, less liabilities (0.6%)		1,009

Total Net Assets (100.0%)		$ 157,298

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$20,137	12.8%
Oil, Gas & Consumable Fuels	14,064	8.9%
Metals & Mining	9,504	6.0%
Semiconductors & Semiconductor Equipment	9,119	5.8%
Wireless Telecommunication Services	7,874	5.0%
Chemicals	7,259	4.6%
Internet Software & Services	6,897	4.4%
Household Products	4,353	2.8%
Household Durables	4,310	2.7%
Machinery	3,885	2.5%
Food & Staples Retailing	3,733	2.4%
Real Estate Management & Development	3,712	2.3%
Auto Components	3,578	2.3%
Pharmaceuticals	3,263	2.1%
Industrial Conglomerates	2,998	1.9%
Beverages	2,884	1.8%
Electronic Equipment, Instruments & Components	2,873	1.8%
Energy Equipment & Services	2,613	1.7%
Building Products	2,533	1.6%
Transportation Infrastructure	2,506	1.6%
Personal Products	2,420	1.5%
Gas Utilities	2,335	1.5%
Computers & Peripherals	1,989	1.3%
Health Care Providers & Services	1,915	1.2%
Communications Equipment	1,905	1.2%
Software	1,817	1.2%
Health Care Equipment & Supplies	1,790	1.1%
Food Products	1,737	1.1%
Professional Services	1,544	1.0%
Construction Materials	1,529	1.0%
IT Services	1,340	0.9%
Diversified Financial Services	1,319	0.8%
Automobiles	1,316	0.8%
Distributors	1,237	0.8%
Insurance	1,196	0.8%
Electric Utilities	1,186	0.8%
Specialty Retail	1,082	0.7%
Multiline Retail	913	0.6%
Independent Power Producers & Energy Traders	892	0.6%
Paper & Forest Products	554	0.4%
Media	394	0.2%
Short-Term Investments and Other Assets-Net	8,793	5.5%
	$157,298	100.0%

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Equity Income Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (77.4%)

Aerospace & Defense (0.4%)
Honeywell International, Inc.	172,500	9,601

Beverages (1.2%)
Treasury Wine Estates Ltd.	6,513,833	28,026

Capital Markets (1.4%)
BlackRock, Inc.	191,500	32,708

Chemicals (1.0%)
Israel Chemicals Ltd.	2,200,000	22,726

Diversified Financial Services (0.3%)
Warsaw Stock Exchange	18,000	193
Warsaw Stock Exchange ñ	692,000	7,438
		7,631
Diversified Telecommunication Services (4.6%)
CenturyLink, Inc.	1,134,000	44,475
Chunghwa Telecom Co. Ltd. ADR	1,140,000	34,018
Singapore Telecommunications Ltd.	12,900,000	30,955
		109,448
Electric Utilities (6.5%)
Enersis SA	580,000	9,976
Great Plains Energy, Inc.	1,263,000	25,159
Northeast Utilities	720,240	25,936
NV Energy, Inc.	1,198,000	20,725
PPL Corp.	790,000	21,622
Progress Energy, Inc.	485,000	26,588
Xcel Energy, Inc.	820,000	22,977
		152,983
Food Products (1.8%)
Unilever NV	1,371,000	42,995

Gas Utilities (1.1%)
New Jersey Resources Corp.	595,000	24,978

Machinery (0.1%)
AG Growth International, Inc.	84,800	2,971

Media (2.6%)
BEC World PCL	16,378,000	27,798
Meredith Corp.	1,154,000	34,147
		61,945
Metals & Mining (4.3%)
Franco-Nevada Corp.	893,200	37,461
Freeport-McMoRan Copper & Gold, Inc.	50,000	1,602
Newmont Mining Corp.	478,000	22,543
Royal Gold, Inc.	594,800	40,232
		101,838
Multi-Utilities (8.7%)
Alliant Energy Corp.	816,000	35,651
CenterPoint Energy, Inc.	2,104,000	42,564
NiSource, Inc.	1,348,000	33,821
PG&E Corp.	770,000	33,649
Sempra Energy	390,000	25,354
Wisconsin Energy Corp.	941,400	35,623
		206,662
Oil, Gas & Consumable Fuels (7.6%)
ARC Resources Ltd.	1,365,500	27,324
Bonavista Energy Corp.	1,067,000	18,145
Canadian Oil Sands Ltd.	812,000	15,753
Crescent Point Energy Corp.	769,000	29,517
Ecopetrol SA ADR ‡‡	580,800	34,592
Spectra Energy Corp.	1,160,500	33,318
Statoil ASA	925,000	20,960
		179,609
Pharmaceuticals (6.1%)
Johnson & Johnson	559,000	34,898
Novartis AG ADR	693,000	36,057
Roche Holding AG ADR	800,000	31,336
Sanofi ADR	1,203,000	40,938
		143,229
Real Estate Investment Trusts (17.3%)
American Campus Communities, Inc.	738,800	32,433
Ascendas Real Estate Investment Trust ñ	1,840,000	2,916
Ascendas Real Estate Investment Trust	12,630,000	20,018
Campus Crest Communities, Inc.	1,660,000	17,895
Digital Realty Trust, Inc.	265,000	18,754
HCP, Inc.	942,000	38,471
Japan Logistics Fund, Inc.	2,540	22,483
Lippo Malls Indonesia Retail Trust	4,308,664	1,236
Mapletree Logistics Trust	14,280,000	10,769
Parkway Life Real Estate Investment Trust	9,916,000	13,910
Plum Creek Timber Co., Inc.	841,000	30,697
Public Storage	83,500	11,145
Rayonier, Inc.	716,000	30,767
RLJ Lodging Trust	1,810,000	31,910
Suntec Real Estate Investment Trust	23,972,000	23,815
Ventas, Inc. ‡‡	820,000	48,233
Vornado Realty Trust	133,000	10,895
Weyerhaeuser Co.	1,769,000	35,221
Yuexiu Real Estate Investment Trust	18,428,000	8,101
		409,669
Semiconductors & Semiconductor Equipment (2.9%)
Linear Technology Corp.	1,348,000	39,119
Microchip Technology, Inc.	944,000	29,283
		68,402
Thrifts & Mortgage Finance (1.4%)
New York Community Bancorp, Inc.	2,746,000	33,913

Tobacco (1.4%)
Philip Morris International, Inc. ‡‡	402,000	33,973

Transportation Infrastructure (1.1%)
SATS Ltd.	12,695,000	25,757

Water Utilities (1.3%)
Aqua America, Inc.	1,316,000	30,400

Wireless Telecommunication Services (4.3%)
China Mobile Ltd. ADR ‡‡	680,500	34,522
Philippine Long Distance Telephone Co. ADR	569,000	30,538
Taiwan Mobile Co. Ltd.	11,693,600	37,036
		102,096
Total Common Stocks (Cost $1,769,486)		1,831,560

Convertible Preferred Stocks (0.5%)
Bunge Ltd., 4.88% (Cost $11,614)	119,000	10,978

	Principal Amount	Value† ($000's)z
Convertible Bonds (13.6%)
Charles River Laboratories International, Inc., Senior Unsecured Notes, 2.25%, due 6/15/13	28,124,000	28,264
Greatbatch, Inc., Subordinated Debentures, 2.25%, due 6/15/13	5,300,000	5,254
Hologic, Inc., Senior Unsecured Notes, Step-Down, 2.00%/0.00%, due 12/15/37 a	37,885,000	37,175
Iconix Brand Group, Inc., Senior Subordinated Notes, 1.88%, due 6/30/12	8,965,000	8,965
Iconix Brand Group, Inc., Senior Subordinated Notes, 2.50%, due 6/1/16 ñ	10,450,000	9,810
Illumina, Inc., Senior Unsecured Notes, 0.25%, due 3/15/16 ñ	12,400,000	11,206
Integra LifeSciences Holdings Corp., Guaranteed Notes, 2.38%, due 6/1/12 ñ	15,281,000	15,281
James River Coal Co., Senior Unsecured Notes, 3.13%, due 3/15/18	16,230,000	4,707
James River Coal Co., Senior Unsecured Notes, 4.50%, due 12/1/15	10,645,000	3,779
Kinross Gold Corp., Senior Unsecured Notes, 1.75%, due 3/15/28	23,890,000	23,502
L-3 Communications Holdings, Inc., Guaranteed Notes, 3.00%, due 8/1/35	39,420,000	38,336
McMoRan Exploration Co., Senior Unsecured Notes, 4.00%, due 12/30/17	7,510,000	7,209
Molycorp, Inc., Senior Unsecured Notes, 3.25%, due 6/15/16 ñ	16,650,000	13,549
NuVasive, Inc., Senior Unsecured Notes, 2.75%, due 7/1/17	13,635,000	11,982
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13	14,530,000	8,700
Primaris Retail Real Estate Investment Trust, Subordinated Notes, 5.40%, due 11/30/18 ñ	11,500,000	11,379
RTI International Metals, Inc., Guaranteed Notes, 3.00%, due 12/1/15	6,750,000	6,556
SanDisk Corp., Senior Unsecured Notes, 1.50%, due 8/15/17	7,700,000	7,661
Siemens Financieringsmaatschappij NV, Guaranteed Notes, 1.65%, due 8/16/19	11,250,000	10,797
Southern Pacific Resource Corp., Subordinated Debentures, 6.00%, due 6/30/16	6,450,000	6,495
TIBCO Software, Inc., Senior Unsecured Notes, 2.25%, due 5/1/32 ñ	7,680,000	7,267
Trinity Industries, Inc., Subordinated Notes, 3.88%, due 6/1/36	6,750,000	6,682
WebMD Health Corp., Senior Unsecured Notes, 2.25%, due 3/31/16	13,470,000	12,662
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 1/31/18	19,600,000	16,660
Wright Medical Group, Inc., Senior Unsecured Notes, 2.63%, due 12/1/14	10,535,000	9,442

Total Convertible Bonds (Cost $346,819)		323,320

Short-Term Investments (4.9%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $117,071)	117,070,654	117,071

Total Investments## (96.4%) (Cost $2,244,990)		2,282,929

Cash, receivables and other assets, less liabilities ‡‡ (3.6%)		84,483

Total Net Assets (100.0%)		$ 2,367,412

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Focus Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.8%)

Aerospace & Defense (7.3%)
Boeing Co.	200,000	13,922
Honeywell International, Inc.	435,000	24,212
		38,134

Beverages (1.2%)
Coca-Cola Enterprises, Inc.	230,000	6,293

Chemicals (1.1%)
WR Grace & Co. *	110,000	5,775

Commercial Banks (3.5%)
Wells Fargo & Co.	575,000	18,429

Commercial Services & Supplies (1.9%)
Waste Connections, Inc.	320,000	9,904

Computers & Peripherals (7.3%)
Apple, Inc. *	39,000	22,531
NetApp, Inc. *	185,000	5,506
SanDisk Corp. *	305,000	9,973
		38,010

Containers & Packaging (1.0%)
Silgan Holdings, Inc.	130,000	5,434

Diversified Financial Services (3.4%)
J.P. Morgan Chase & Co.	540,000	17,901

Food Products (4.3%)
Kraft Foods, Inc. Class A	280,000	10,715
Sara Lee Corp.	570,000	11,913
		22,628

Health Care Equipment & Supplies (3.8%)
Covidien PLC	385,000	19,935

Health Care Providers & Services (7.1%)
Cardinal Health, Inc.	540,000	22,345
Express Scripts Holding Co. *	280,000	14,613
		36,958

Household Durables (3.1%)
Newell Rubbermaid, Inc.	870,000	16,008

Household Products (2.3%)
Procter & Gamble Co.	195,000	12,146

Insurance (6.7%)
Allstate Corp.	395,000	13,406
MetLife, Inc.	740,000	21,616
		35,022

Internet Software & Services (4.5%)
Google, Inc. Class A *	40,500	23,525

Leisure Equipment & Products (2.6%)
Mattel, Inc.	430,000	13,386

Life Sciences Tools & Services (0.8%)
Illumina, Inc. *	100,000	4,306

Machinery (0.5%)
Cummins, Inc.	27,000	2,618

Media (5.6%)
Comcast Corp. Class A Special	610,000	17,519
Walt Disney Co.	260,000	11,885
		29,404

Metals & Mining (1.5%)
Freeport-McMoRan Copper & Gold, Inc.	240,000	7,690

Multi-Utilities (4.2%)
NiSource, Inc.	880,000	22,079

Multiline Retail (4.2%)
Target Corp.	380,000	22,006

Oil, Gas & Consumable Fuels (10.8%)
Cabot Oil & Gas Corp.	680,000	22,127
Cenovus Energy, Inc.	340,000	10,686
Denbury Resources, Inc. *	165,000	2,495
EOG Resources, Inc.	212,000	21,052
		56,360

Semiconductors & Semiconductor Equipment (2.5%)
ASML Holding N.V. ADR	280,000	12,827

Software (4.6%)
Activision Blizzard, Inc.	885,000	10,390
Oracle Corp.	520,000	13,764
		24,154

Specialty Retail (2.0%)
Urban Outfitters, Inc. *	375,000	10,489

Total Common Stocks
(Cost $493,198)		511,421

Short-Term Investments (2.1%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $10,832)	10,831,666	10,832

Total Investments## (99.9%)
(Cost $504,030)		522,253

Cash, receivables and other assets, less liabilities (0.1%)		735

Total Net Assets (100.0%)		$522,988

See Notes to Schedule of Investments

MAY 31, 2012 Schedule of Investments Genesis Fund (Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (93.8%)

Aerospace & Defense (0.1%)
American Science & Engineering, Inc.	230,241	11,155

Air Freight & Logistics (0.5%)
Forward Air Corp. ^	1,746,600	55,420

Auto Components (0.6%)
Gentex Corp.	2,925,349	65,235

Beverages (0.9%)
Boston Beer Co., Inc. Class A *^	967,419	101,434
Capital Markets (0.4%)
Eaton Vance Corp.	1,010,600	24,598
Waddell & Reed Financial, Inc. Class A	736,461	21,144
	45,742
Chemicals (4.9%)
Balchem Corp. ^	1,596,335	46,358
Hawkins, Inc.	473,473	15,629
Innophos Holdings, Inc. ^	1,725,574	87,107
Intrepid Potash, Inc. *	3,530,399	69,302
LSB Industries, Inc. *^	1,372,700	38,189
NewMarket Corp.	381,812	79,726
RPM International, Inc.	2,509,444	66,149
Sensient Technologies Corp. ^	3,757,617	137,228
Stepan Co.	168,136	15,196
	554,884
Commercial Banks (3.0%)
Bank of Hawaii Corp.	1,515,900	70,247
BOK Financial Corp.	1,024,094	57,093
Cullen/Frost Bankers, Inc.	1,385,800	78,838
First Financial Bankshares, Inc.	1,431,094	45,881
Westamerica Bancorporation ^	1,995,243	89,207
	341,266
Commercial Services & Supplies (5.0%)
Copart, Inc. *	5,384,262	145,967
Healthcare Services Group, Inc. ^	5,518,381	107,884
Ritchie Bros. Auctioneers, Inc.	3,845,210	76,212
Rollins, Inc.	6,390,120	135,726
United Stationers, Inc. ^	4,316,141	108,983
	574,772
Communications Equipment (0.3%)
NETGEAR, Inc. *	958,600	30,090

Containers & Packaging (3.4%)
AptarGroup, Inc. ^	6,055,900	306,852
Silgan Holdings, Inc.	1,998,983	83,558
	390,410
Distributors (0.7%)
Pool Corp.	2,144,402	79,279

Diversified Consumer Services (0.6%)
Hillenbrand, Inc.	807,787	15,162
Matthews International Corp. Class A	577,739	17,401
Strayer Education, Inc.	435,902	39,166
	71,729
Electrical Equipment (0.0%)
Thermon Group Holdings, Inc. *	100,000	2,031

Electronic Equipment, Instruments & Components (1.2%)
Badger Meter, Inc.	596,605	21,543
FEI Co. *	201,413	9,219
Trimble Navigation Ltd. *	2,265,942	106,873
	137,635
Energy Equipment & Services (4.9%)
CARBO Ceramics, Inc. ^	1,702,600	138,524
Lufkin Industries, Inc. ^	1,698,020	97,585
Natural Gas Services Group, Inc. *^	829,800	11,435
Oceaneering International, Inc.	5,370,024	248,202
Pason Systems, Inc.	4,048,857	58,997
	554,743
Food & Staples Retailing (1.7%)
Harris Teeter Supermarkets, Inc. ^	4,774,967	179,204
North West Co., Inc.	695,000	14,407
	193,611
Food Products (2.1%)
Darling International, Inc. *	1,601,200	22,433
Flowers Foods, Inc.	3,031,600	66,756
J & J Snack Foods Corp. ^	1,169,046	64,379
Lancaster Colony Corp.	1,203,156	80,996
	234,564
Gas Utilities (2.3%)
New Jersey Resources Corp.	1,980,200	83,129
Northwest Natural Gas Co.	849,900	39,393
Piedmont Natural Gas Co., Inc.	760,100	23,046
South Jersey Industries, Inc.	1,426,844	69,074
WGL Holdings, Inc.	1,124,395	43,795
	258,437
Health Care Equipment & Supplies (6.4%)
Abaxis, Inc. *^	1,208,100	39,553
Cyberonics, Inc. *	441,189	17,008
DENTSPLY International, Inc.	1,851,200	68,494
Haemonetics Corp. *^	2,597,300	181,058
IDEXX Laboratories, Inc. *	2,250,162	190,904
Meridian Bioscience, Inc. ^	3,347,397	63,400
Sirona Dental Systems, Inc. *	2,146,226	91,815
West Pharmaceutical Services, Inc.	1,682,529	80,425
	732,657
Health Care Providers & Services (4.7%)
AmSurg Corp. *^	1,703,534	46,541
Henry Schein, Inc. *	2,319,540	172,365
Landauer, Inc. ^	501,750	25,303
MWI Veterinary Supply, Inc. *^	1,121,529	104,246
Owens & Minor, Inc.	1,492,000	42,477
Patterson Cos., Inc.	2,501,300	83,143
PSS World Medical, Inc. *^	3,264,599	66,043
	540,118
Health Care Technology (0.5%)
Quality Systems, Inc.	2,142,810	61,306

Hotels, Restaurants & Leisure (0.8%)
Brinker International, Inc.	2,684,100	86,723

Household Durables (0.2%)
Leggett & Platt, Inc.	1,212,200	25,202

Household Products (3.1%)
Church & Dwight Co., Inc.	6,634,210	353,205

Industrial Conglomerates (1.0%)
Raven Industries, Inc. ^	1,792,176	119,395

Insurance (3.5%)
Brown & Brown, Inc.	596,770	15,277
Hanover Insurance Group, Inc.	601,584	23,468
HCC Insurance Holdings, Inc.	1,213,500	37,934
Infinity Property & Casualty Corp.	196,900	10,566
Mercury General Corp.	283,030	12,340
RenaissanceRe Holdings Ltd.	1,347,953	103,887
RLI Corp. ^	1,563,807	104,212
Safety Insurance Group, Inc. ^	1,115,749	44,753
Validus Holdings Ltd.	1,354,400	42,501
	394,938
IT Services (1.4%)
Forrester Research, Inc. ^	1,435,415	46,335
Jack Henry & Associates, Inc.	1,991,653	65,745
ManTech International Corp. Class A	508,736	11,090
Syntel, Inc.	544,162	30,419
	153,589
Leisure Equipment & Products (1.7%)
Polaris Industries, Inc.	2,593,520	197,030

Life Sciences Tools & Services (1.1%)
ICON PLC ADR *^	3,750,000	80,512
PAREXEL International Corp. *	664,200	17,774
Techne Corp.	419,700	28,481
	126,767
Machinery (10.8%)
AG Growth International, Inc. ^	1,164,000	40,775
Chart Industries, Inc. *	92,912	5,803
CLARCOR, Inc. ^	4,779,422	233,236
Donaldson Co., Inc.	4,745,000	169,729
Douglas Dynamics, Inc.	299,551	3,828
Graco, Inc.	823,117	39,649
Industrea Ltd. ^	33,639,519	41,615
Lincoln Electric Holdings, Inc.	961,864	45,765
Lindsay Corp. ^	1,181,550	65,753
Nordson Corp.	2,779,508	149,009
Robbins & Myers, Inc.	778,100	35,474
Tennant Co.	634,802	26,789
Toro Co.	819,094	61,031
Valmont Industries, Inc.	989,604	113,310
Wabtec Corp. ^	2,699,900	196,040
	1,227,806
Metals & Mining (3.7%)
Alamos Gold, Inc.	5,791,600	104,191
Compass Minerals International, Inc. ^	3,562,100	253,479
Major Drilling Group International ^	5,630,600	65,315
	422,985
Office Electronics (0.8%)
Zebra Technologies Corp. Class A *^	2,760,970	92,410

Oil, Gas & Consumable Fuels (6.4%)
Abraxas Petroleum Corp. *	4,509,900	12,447
Cabot Oil & Gas Corp.	5,502,600	179,055
Concho Resources, Inc. *	2,480,392	217,630
Gulfport Energy Corp. *	2,653,600	49,039
Kodiak Oil & Gas Corp. *	4,526,037	36,706
Northern Oil and Gas, Inc. *	2,872,849	51,510
Oasis Petroleum, Inc. *	2,193,080	56,340
Painted Pony Petroleum Ltd. Class A *	2,240,900	17,127
SM Energy Co.	2,061,100	111,485
	731,339
Paper & Forest Products (0.2%)
Stella-Jones, Inc.	335,600	17,299

Professional Services (0.5%)
Exponent, Inc. *^	1,166,935	55,103

Real Estate Management & Development (0.1%)
Altisource Portfolio Solutions SA *	215,112	12,446

Road & Rail (0.1%)
Genesee & Wyoming, Inc. Class A *	284,400	14,251

Semiconductors & Semiconductor Equipment (0.8%)
GT Advanced Technologies, Inc. *	154,563	649
Hittite Microwave Corp. *^	1,757,120	86,591
	87,240
Software (6.1%)
Blackbaud, Inc. ^	3,553,480	91,857
Computer Modelling Group Ltd. ^	3,109,500	52,264
FactSet Research Systems, Inc.	1,224,800	129,131
MICROS Systems, Inc. *^	4,308,942	227,340
Solera Holdings, Inc. ^	4,498,053	199,714
	700,306
Specialty Retail (3.7%)
Hibbett Sports, Inc. *^	1,845,669	103,413
Leon's Furniture Ltd.	1,100,500	11,588
Sally Beauty Holdings, Inc. *	5,499,459	145,351
Tractor Supply Co.	1,785,741	163,127
	423,479
Textiles, Apparel & Luxury Goods (0.5%)
Wolverine World Wide, Inc.	1,380,785	58,697

Thrifts & Mortgage Finance (0.7%)
BankUnited, Inc.	350,900	8,278
Brookline Bancorp, Inc. ^	4,067,590	35,754
Capitol Federal Financial, Inc.	706,352	8,229
Oritani Financial Corp.	2,059,000	28,188
	80,449
Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc. ^	2,343,344	88,368
MSC Industrial Direct Co., Inc. Class A	881,300	63,198
Richelieu Hardware Ltd.	393,000	11,743
Watsco, Inc.	410,179	30,193
	193,502
Water Utilities (0.7%)
American States Water Co.	840,811	30,933
Aqua America, Inc.	2,302,535	53,189
	84,122
Total Common Stocks (Cost $6,728,414)	10,694,801

Exchange Traded Funds (0.8%)

SPDR Gold Shares * (Cost $58,436)	616,050	93,405

Short-Term Investments (5.8%)
State Street Institutional Treasury Money Market Fund Institutional Class	370,358,856	370,359
State Street Institutional Treasury Plus Fund Institutional Class ^	288,710,343	288,710

Total Short-Term Investments (Cost $659,069)	659,069

Total Investments## (100.4%) (Cost $7,445,919)	11,447,275
Liabilities, less cash, receivables and other assets [(0.4%)]	(49,576)

Total Net Assets (100.0%)	$ 11,397,699

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Global Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (98.3%)

Australia (0.6%)
Iluka Resources Ltd.	1,775	23

Belgium (1.1%)
Anheuser-Busch InBev NV	681	46

Canada (4.5%)
Baytex Energy Corp.	570	25
Cenovus Energy, Inc.	927	29
Goldcorp, Inc.	1,315	48
New Gold, Inc *	5,305	47
Silver Wheaton Corp.	1,310	34
		183
Chile (1.3%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	1,030	54

China (2.0%)
China Mobile Ltd.	5,150	52
Dongfeng Motor Group Co. Ltd., H Shares *	17,100	29
		81
France (2.7%)
LVMH Moet Hennessy Louis Vuitton SA	300	45
Schneider Electric SA	1,236	66
		111
Germany (4.2%)
Continental AG	365	31
Deutsche Boerse AG	900	43
Fresenius Medical Care AG & Co.	623	41
Linde AG	377	58
		173
Japan (4.2%)
BRIDGESTONE Corp.	1,400	30
Jupiter Telecommunications Co. Ltd.	76	78
TOYOTA MOTOR Corp.	1,600	61
		169
Korea (1.6%)
Hyundai Mobis	132	31
Shinhan Financial Group Co. Ltd.	1,100	35
		66
Netherlands (2.1%)
Koninklijke Ahold NV	3,236	38
Unilever NV	1,574	49
		87
Norway (0.7%)
DnB ASA	2,980	27

Singapore (1.3%)
United Overseas Bank Ltd.	4,000	55

Sweden (0.9%)
Telefonaktiebolaget LM Ericsson, B Shares	4,470	38

Switzerland (4.6%)
Nestle SA	840	48
Novartis AG	570	30
Roche Holding AG	246	38
SGS SA	39	70
		186
United Kingdom (10.9%)
BG Group PLC ADR	2,050	39
BHP Billiton PLC	1,280	34
Experian PLC	5,505	77
ICAP PLC	5,300	28
Rio Tinto PLC ADR	690	30
Subsea 7 SA *	2,465	49
Tullow Oil PLC	2,690	59
Vodafone Group PLC	35,241	94
Willis Group Holdings PLC	945	33
		443
United States (55.6%)
3M Co.	615	52
Alliance Data Systems Corp. *	335	42
Altera Corp.	1,270	42
American Tower Corp.	725	47
Apple, Inc. *	259	150
BlackRock, Inc.	258	44
Cabot Oil & Gas Corp.	1,100	36
Capital One Financial Corp.	1,035	53
Cardinal Health, Inc.	1,030	43
Celanese Corp. Class A	905	36
Charles Schwab Corp.	2,200	27
Comcast Corp. Class A Special	1,970	57
Covidien PLC	1,260	65
CVS Caremark Corp.	1,865	84
Deere & Co.	420	31
Dow Chemical Co.	1,940	60
Dun & Bradstreet Corp.	390	26
EMC Corp. *	1,700	41
EOG Resources, Inc.	387	38
FMC Technologies, Inc. *	995	40
Gilead Sciences, Inc. *	800	40
H.J. Heinz Co.	780	41
IBM	337	65
Ingersoll-Rand PLC	1,480	61
Johnson & Johnson Co.	870	54
Laboratory Corporation of America Holdings *	480	40
Lazard Ltd. Class A	1,705	39
McDonald's Corp.	445	40
MEDNAX, Inc. *	630	39
Microsoft Corp.	2,075	61
National Oilwell Varco, Inc.	815	54
Occidental Petroleum Corp.	435	35
Oracle Corp.	1,570	42
Pall Corp.	1,010	56
QUALCOMM, Inc.	690	40
SanDisk Corp. *	1,180	39
Schlumberger Ltd.	585	37
Sealed Air Corp.	1,600	25
Time Warner, Inc.	1,330	46
Union Pacific Corp.	285	32
United Technologies Corp.	690	51
UnitedHealth Group, Inc.	885	49
Visa, Inc. Class A	403	46
Wal-Mart Stores, Inc.	1,280	84
Waste Connections, Inc.	1,435	44
Waters Corp. *	535	43
Wells Fargo & Co.	1,460	47
		2,264
Total Common Stocks (Cost $4,360)		4,006

Short-Term Investments (2.2%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $90)	90,051	90

Total Investments## (100.5%) (Cost $4,450)		4,096

Liabilities, less cash, receivables and other assets [(0.5%)]		(21)

Total Net Assets (100.0%)		$4,075

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$261	6.4%
Computers & Peripherals	230	5.6%
Metals & Mining	216	5.3%
Health Care Providers & Services	212	5.2%
Chemicals	208	5.1%
Food & Staples Retailing	206	5.1%
Media	181	4.4%
Energy Equipment & Services	180	4.4%
Professional Services	173	4.2%
Commercial Banks	164	4.0%
IT Services	153	3.8%
Machinery	148	3.6%
Wireless Telecommunication Services	146	3.6%
Capital Markets	138	3.4%
Food Products	138	3.4%
Pharmaceuticals	122	3.0%
Software	103	2.5%
Auto Components	92	2.3%
Automobiles	90	2.2%
Communications Equipment	78	1.9%
Electrical Equipment	66	1.6%
Health Care Equipment & Supplies	65	1.6%
Consumer Finance	53	1.3%
Industrial Conglomerates	52	1.3%
Aerospace & Defense	51	1.3%
Real Estate Investment Trusts	47	1.2%
Beverages	46	1.1%
Textiles, Apparel & Luxury Goods	45	1.1%
Commercial Services & Supplies	44	1.1%
Diversified Financial Services	43	1.1%
Life Science Tools & Services	43	1.0%
Semiconductors & Semiconductor Equipment	42	1.0%
Biotechnology	40	1.0%
Hotels, Restaurants & Leisure	40	1.0%
Insurance	33	0.8%
Road & Rail	32	0.8%
Containers & Packaging	25	0.6%
Short-Term Investments and Other Assets-Net	69	1.7%
	$4,075	100.0%

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Global Thematic Opportunities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (89.1%)

Australia (2.0%)
Treasury Wine Estates Ltd.	205,000	882

Brazil (1.6%)
All America Latina Logistica SA	171,000	710

Canada (5.9%)
Cenovus Energy, Inc.	22,300	701
MEG Energy Corp.*	26,000	867
Potash Corp. of Saskatchewan, Inc.	26,750	1,057
		2,625
Chile (1.6%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	14,000	728

China (6.3%)
Dah Chong Hong Holdings Ltd.	911,000	866
First Tractor Co. Ltd., H Shares *	975,000	865
Tsingtao Brewery Co. Ltd., H Shares *	166,000	1,042
		2,773
France (3.8%)
CFAO SA	20,500	871
Sanofi ADR	24,300	827
		1,698
Hong Kong (5.7%)
Beijing Enterprises Holdings Ltd.	191,000	1,094
CNOOC Ltd. ADR	4,400	789
SA SA International Holdings Ltd.	1,100,000	626
		2,509
India (1.5%)
Mahindra & Mahindra Ltd.	58,000	657

Indonesia (3.8%)
ACE Hardware Indonesia Tbk	1,880,000	1,096
Astra International Tbk	89,000	607
		1,703
Israel (1.9%)
Israel Chemicals Ltd.	82,000	847

Japan (5.9%)
FANUC Corp.	6,100	1,048
Kubota Corp.	18,900	805
Mongolian Mining Corp. *	1,161,000	781
		2,634
Malaysia (1.9%)
Genting Malaysia Berhad	711,000	825

Netherlands (1.8%)
Unilever NV	26,000	815

Philippines (1.7%)
Energy Development Corp.	5,472,000	754

Poland (1.3%)
Warsaw Stock Exchange	54,200	583

South Africa (1.7%)
MTN Group Ltd.	48,000	761

Switzerland (4.0%)
Novartis AG ADR	15,800	822
Roche Holding AG ADR	24,000	940
		1,762
Taiwan, Province of China (1.8%)
HTC Corp.	56,000	805

Thailand (2.0%)
BEC World PCL	513,000	871

United Kingdom (1.3%)
Lonrho PLC *	3,794,000	580

United States (31.6%)
Adecoagro SA *	91,000	864
BlackRock, Inc.	5,975	1,021
Boeing Co.	17,950	1,249
Cypress Semiconductor Corp. *	73,000	963
Franklin Resources, Inc.	9,600	1,025
Google, Inc. Class A *	1,760	1,022
Honeywell International, Inc.	16,000	891
Iconix Brand Group, Inc. *	48,100	721
Lazard Ltd. Class A	34,900	805
Lindsay Corp.	14,100	785
Microsoft Corp.	29,800	870
Newmont Mining Corp.	9,150	431
Philip Morris International, Inc.	12,300	1,039
Range Resources Corp.	14,800	850
SanDisk Corp. *	25,900	847
Valmont Industries, Inc.	5,700	653
		14,036
Total Common Stocks (Cost $42,636)		39,558

Exchange Traded Funds (1.7%)
Market Vectors Junior Gold Miners (Cost $1,102)	40,000	773

Short-Term Investments (9.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $4,008)	4,008,464	4,008

Total Investments## (99.8%) (Cost $47,746)		44,339

Cash, receivables and other assets, less liabilities (0.2%)		87

Total Net Assets (100.0%)		$44,426

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL THEMATIC OPPORTUNITIES FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Machinery	$4,156	9.4%
Oil, Gas & Consumable Fuels	3,207	7.2%
Capital Markets	2,851	6.4%
Chemicals	2,632	5.9%
Pharmaceuticals	2,589	5.8%
Aerospace & Defense	2,140	4.8%
Beverages	1,924	4.3%
Distributors	1,737	3.9%
Specialty Retail	1,722	3.9%
Food Products	1,679	3.8%
Industrial Conglomerates	1,674	3.8%
Automobiles	1,264	2.9%
Metals & Mining	1,212	2.7%
Tobacco	1,039	2.3%
Internet Software & Services	1,022	2.3%
Semiconductors & Semiconductor Equipment	963	2.2%
Media	871	2.0%
Software	870	2.0%
Computers & Peripherals	847	1.9%
Hotels, Restaurants & Leisure	825	1.9%
Communications Equipment	805	1.8%
Exchange Traded Funds	773	1.7%
Wireless Telecommunication Services	761	1.7%
Independent Power Producers & Energy Traders	754	1.7%
Textiles, Apparel & Luxury Goods	721	1.6%
Road & Rail	710	1.6%
Diversified Financial Services	583	1.3%
Short-Term Investments and Other Assets-Net	4,095	9.2%
	$44,426	100.0%

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Guardian Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.5%)

Beverages (6.6%)
Anheuser-Busch InBev NV ADR	635,655	43,034
Coca-Cola Co.	395,500	29,556
		72,590

Capital Markets (5.4%)
BlackRock, Inc.	115,900	19,796
Charles Schwab Corp.	1,557,380	19,405
Lazard Ltd. Class A	877,100	20,226
		59,427

Chemicals (2.0%)
Ecolab, Inc.	344,725	21,790

Consumer Finance (2.3%)
American Express Co.	444,315	24,806

Diversified Financial Services (3.1%)
CME Group, Inc.	65,518	16,876
IntercontinentalExchange, Inc. *	141,773	17,360
		34,236

Electronic Equipment, Instruments & Components (4.9%)
Anixter International, Inc.	361,417	20,785
National Instruments Corp.	1,265,371	32,950
		53,735

Energy Equipment & Services (5.6%)
Cameron International Corp. *	535,725	24,477
Schlumberger Ltd.	574,105	36,312
		60,789

Food Products (3.4%)
McCormick & Co., Inc.	663,084	37,371

Health Care Equipment & Supplies (6.7%)
C.R. Bard, Inc.	393,420	38,236
Covidien PLC	672,210	34,807
		73,043

Household Products (3.9%)
Procter & Gamble Co.	681,975	42,480

Industrial Conglomerates (8.1%)
3M Co.	424,875	35,864
Danaher Corp.	1,022,979	53,164
		89,028

Industrial Gases (2.0%)
Praxair, Inc.	202,981	21,565

Insurance (4.4%)
Progressive Corp.	2,206,350	47,944

Internet Software & Services (4.2%)
Google, Inc. Class A *	78,195	45,420

IT Services (1.6%)
MasterCard, Inc. Class A	44,270	17,996

Machinery (2.3%)
Pall Corp.	444,228	24,726

Media (6.2%)
Comcast Corp. Class A Special	789,325	22,669
Scripps Networks Interactive, Inc. Class A	831,310	45,531
		68,200

Multiline Retail (3.0%)
Target Corp.	561,150	32,496

Oil, Gas & Consumable Fuels (8.9%)
BG Group PLC	2,098,494	40,440
Marathon Petroleum Corp.	473,750	17,088
Newfield Exploration Co. *	1,347,950	40,385
		97,913
Pharmaceuticals (2.9%)
Roche Holding AG	200,841	31,432

Semiconductors & Semiconductor Equipment (8.1%)
Altera Corp.	1,341,424	44,817
Texas Instruments, Inc.	1,557,325	44,353
		89,170

Trading Companies & Distributors (1.9%)
W.W. Grainger, Inc.	109,675	21,239

Total Common Stocks (Cost $916,110)		1,067,396

Short-Term Investments (2.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $26,819)	26,819,200	26,819

Total Investments## (100.0%) (Cost $942,929)		1,094,215

Liabilities, less cash, receivables and other assets (0.0%)		(55)

Total Net Assets (100.0%)		$1,094,160

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments International Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (98.0%)

Australia (2.3%)
CSL Ltd.	82,905	3,036
Iluka Resources Ltd.	91,900	1,197
Imdex Ltd.	594,015	1,212
		5,445

Belgium (1.8%)
Anheuser-Busch InBev NV	27,364	1,852
Colruyt SA	57,875	2,324
	4,176
Brazil (0.0%)
Refinaria de Petroleo Ipiranga SA, Preference Shares *Ñ^^	19,056	10

Canada (7.5%)
Cenovus Energy, Inc.	56,383	1,777
Corus Entertainment, Inc., B Shares	136,878	3,114
Goldcorp, Inc.	69,500	2,537
Home Capital Group, Inc.	40,500	1,706
MacDonald, Dettwiler & Associates Ltd.	49,320	2,102
New Gold, Inc *	261,200	2,309
Silver Wheaton Corp.	79,700	2,047
Vermilion Energy, Inc.	44,262	1,863
	17,455
Chile (1.1%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	48,380	2,514

China (2.3%)
China Liansu Group Holdings Ltd. *	2,631,600	1,375
China Mobile Ltd. ADR	46,065	2,337
Dongfeng Motor Group Co. Ltd., H Shares *	948,500	1,596
	5,308
Czech Republic (0.5%)
Komercni Banka A/S	7,500	1,125

Denmark (2.8%)
Novo Nordisk A/S Class B	16,660	2,227
Sydbank A/S *	109,595	1,801
Tryg A/S	46,295	2,436
	6,464
France (7.7%)
Alcatel-Lucent *	1,446,994	2,264
Arkema SA	30,400	2,007
CFAO SA	72,275	3,072
Eutelsat Communications SA	60,158	1,578
LVMH Moet Hennessy Louis Vuitton SA	13,825	2,046
Rexel SA	124,890	2,224
Sodexo	64,400	4,681
	17,872
Germany (7.5%)
Brenntag AG	34,155	3,864
Continental AG	13,990	1,171
Deutsche Boerse AG	53,722	2,570
Deutsche Telekom AG	175,520	1,732
Fresenius Medical Care AG & Co.	54,873	3,643
Linde AG	22,209	3,424
NORMA Group	49,900	1,136
	17,540
Indonesia (0.5%)
PT Bank Mandiri (Persero) Tbk	1,543,700	1,128

Ireland (0.6%)
DCC PLC	62,871	1,478

Japan (14.8%)
BRIDGESTONE Corp.	81,400	1,736
FANUC Corp.	7,400	1,272
Jupiter Telecommunications Co. Ltd.	4,910	5,028
KANSAI PAINT Co. Ltd.	268,500	2,567
Kenedix Realty Investment Corp.	701	2,298
KEYENCE Corp.	5,400	1,220
Nihon Kohden Corp.	128,800	3,677
PIGEON Corp.	43,200	1,716
SMC Corp.	14,300	2,344
SOFTBANK Corp.	86,900	2,713
SUGI HOLDINGS Co. Ltd.	67,600	2,155
Sundrug Co. Ltd.	110,700	3,487
TOYOTA MOTOR Corp.	113,800	4,373
	34,586
Korea (3.1%)
Hyundai Mobis	10,117	2,369
Samsung Electronics Co. Ltd.	2,719	2,787
Shinhan Financial Group Co. Ltd.	63,025	2,024
	7,180
Netherlands (5.9%)
Akzo Nobel NV	50,376	2,301
Koninklijke Ahold NV	223,199	2,623
Nutreco NV	42,797	2,803
Royal Imtech NV	93,150	2,404
Unilever NV	114,484	3,597
	13,728
Norway (1.7%)
DnB ASA	204,470	1,852
ProSafe SE	313,650	2,141
	3,993
Russia (0.6%)
NovaTek OAO GDR	14,210	1,362

Singapore (1.0%)
United Overseas Bank Ltd.	175,000	2,393

Sweden (2.9%)
Axfood AB	33,600	1,058
Elekta AB, B Shares	51,530	2,479
Nordea Bank AB	131,855	980
Telefonaktiebolaget LM Ericsson, B Shares	262,645	2,236
	6,753
Switzerland (11.6%)
Bucher Industries AG	13,343	2,216
Credit Suisse Group AG *	76,681	1,466
Givaudan SA *	3,440	3,199
Nestle SA	49,237	2,794
Novartis AG	43,216	2,251
Partners Group Holding AG	6,845	1,136
Roche Holding AG	23,478	3,674
SGS SA	2,076	3,756
Sika AG	1,303	2,365
Sulzer AG	34,816	4,173
	27,030
Turkey (0.4%)
Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,753,766	1,036

United Kingdom (21.4%)
Amlin PLC	558,167	2,743
BG Group PLC	112,125	2,161
BHP Billiton PLC	57,900	1,517
Bunzl PLC	211,707	3,343
Cairn Energy PLC *	349,165	1,548
Chemring Group PLC	456,470	2,243
Diploma PLC	237,745	1,629
Experian PLC	174,508	2,442
Fidessa Group PLC	51,679	1,230
ICAP PLC	313,195	1,649
Informa PLC	289,436	1,527
Mitie Group PLC	665,524	2,938
Petrofac Ltd.	85,885	2,061
Reed Elsevier PLC	294,393	2,176
Rio Tinto PLC ADR	36,700	1,586
RPS Group PLC Ñ	708,161	2,263
Subsea 7 SA *	120,953	2,391
Synergy Health PLC	197,588	2,487
Tullow Oil PLC	119,386	2,632
Vodafone Group PLC	2,189,024	5,838
Willis Group Holdings PLC	100,900	3,559
		49,963
Total Common Stocks (Cost $220,083)		228,539

Rights (0.0%)

Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip * (Cost $0)	177,256	0

Short-Term Investments (1.8%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $4,127)	4,127,465	4,127

Total Investments## (99.8%) (Cost $224,210)		232,666

Cash, receivables and other assets, less liabilities (0.2%)		354

Total Net Assets (100.0%)		$ 233,020

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets

Chemicals	$18,377	7.9%
Media	13,423	5.8%
Metals & Mining	12,405	5.3%
Food & Staples Retailing	11,647	5.0%
Oil, Gas & Consumable Fuels	11,353	4.9%
Commercial Banks	11,303	4.9%
Machinery	11,141	4.8%
Wireless Telecommunication Services	10,888	4.7%
Trading Companies & Distributors	9,431	4.0%
Food Products	9,194	4.0%
Insurance	8,738	3.8%
Pharmaceuticals	8,152	3.5%
Energy Equipment & Services	6,593	2.8%
Professional Services	6,198	2.7%
Health Care Equipment & Supplies	6,156	2.6%
Health Care Providers & Services	6,130	2.6%
Automobiles	5,969	2.6%
Auto Components	5,276	2.3%
Commercial Services & Supplies	5,201	2.2%
Hotels, Restaurants & Leisure	4,681	2.0%
Communications Equipment	4,500	1.9%
Capital Markets	4,251	1.8%
Real Estate Investment Trusts	3,334	1.4%
Software	3,332	1.4%
Distributors	3,072	1.3%
Biotechnology	3,036	1.3%
Electronic Equipment, Instruments & Components	2,849	1.2%
Semiconductors & Semiconductor Equipment	2,787	1.2%
Diversified Financial Services	2,570	1.1%
Construction & Engineering	2,404	1.0%
Aerospace & Defense	2,243	1.0%
Textiles, Apparel & Luxury Goods	2,046	0.9%
Beverages	1,852	0.8%
Diversified Telecommunication Services	1,732	0.7%
Household Products	1,716	0.7%
Thrifts & Mortgage Finance	1,706	0.7%
Industrial Conglomerates	1,478	0.6%
Building Products	1,375	0.6%
Short-Term Investments and Other Assets-Net	4,481	2.0%
	$233,020	100.0%

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments International Institutional Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.3%)

Australia (2.3%)
CSL Ltd.	137,555	5,037
Iluka Resources Ltd.	153,570	2,000
Imdex Ltd.	985,605	2,012
		9,049
Belgium (1.8%)
Anheuser-Busch InBev NV	45,401	3,072
Colruyt SA	96,030	3,857
		6,929
Canada (7.3%)
Cenovus Energy, Inc.	93,527	2,947
Corus Entertainment, Inc., B Shares	227,118	5,168
Goldcorp, Inc.	115,300	4,209
Home Capital Group, Inc.	65,200	2,746
MacDonald, Dettwiler & Associates Ltd.	81,827	3,487
New Gold, Inc *	433,300	3,830
Silver Wheaton Corp.	132,300	3,398
Vermilion Energy, Inc.	73,382	3,089
		28,874
Chile (1.1%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	80,305	4,174

China (2.2%)
China Liansu Group Holdings Ltd. *	4,365,600	2,281
China Mobile Ltd. ADR	76,470	3,879
Dongfeng Motor Group Co. Ltd., H Shares *	1,574,000	2,649
		8,809
Czech Republic (0.5%)
Komercni Banka A/S	12,900	1,934

Denmark (2.7%)
Novo Nordisk A/S Class B	28,030	3,747
Sydbank A/S *	181,846	2,988
Tryg A/S	76,817	4,042
		10,777
France (7.5%)
Alcatel-Lucent *	2,400,886	3,757
Arkema SA	50,945	3,363
CFAO SA	119,920	5,096
Eutelsat Communications SA	100,863	2,646
LVMH Moet Hennessy Louis Vuitton SA	22,940	3,396
Rexel SA	207,225	3,690
Sodexo	106,855	7,767
		29,715
Germany (7.4%)
Brenntag AG	56,670	6,411
Continental AG	23,210	1,943
Deutsche Boerse AG	89,135	4,265
Deutsche Telekom AG	291,225	2,873
Fresenius Medical Care AG & Co.	91,047	6,044
Linde AG	36,850	5,682
NORMA Group	80,573	1,835
		29,053
Indonesia (0.5%)
PT Bank Mandiri (Persero)Tbk	2,561,300	1,872

Ireland (0.6%)
DCC PLC	104,321	2,452

Japan (14.6%)
BRIDGESTONE Corp.	135,100	2,881
FANUC Corp.	12,400	2,131
Jupiter Telecommunications Co. Ltd.	8,151	8,348
KANSAI PAINT Co. Ltd.	446,100	4,265
Kenedix Realty Investment Corp.	1,162	3,809
KEYENCE Corp.	8,900	2,011
Nihon Kohden Corp.	213,700	6,100
PIGEON Corp.	71,600	2,844
SMC Corp.	23,700	3,885
SOFTBANK Corp.	143,700	4,486
SUGI HOLDINGS Co. Ltd.	112,200	3,577
Sundrug Co. Ltd.	183,700	5,787
TOYOTA MOTOR Corp.	188,900	7,259
		57,383
Korea (3.0%)
Hyundai Mobis	16,790	3,932
Samsung Electronics Co. Ltd.	4,506	4,619
Shinhan Financial Group Co. Ltd.	104,570	3,358
		11,909
Netherlands (5.8%)
Akzo Nobel NV	81,893	3,741
Koninklijke Ahold NV	370,331	4,352
Nutreco NV	71,008	4,651
Royal Imtech NV	154,560	3,989
Unilever NV	189,955	5,967
		22,700
Norway (1.7%)
DnB ASA	339,264	3,073
ProSafe SE	520,415	3,552
		6,625
Russia (0.6%)
NovaTek OAO GDR	23,580	2,260

Singapore (1.0%)
United Overseas Bank Ltd.	290,000	3,965

Sweden (2.8%)
Axfood AB	55,750	1,755
Elekta AB, B Shares	85,502	4,112
Nordea Bank AB	218,780	1,627
Telefonaktiebolaget LM Ericsson, B Shares	435,785	3,710
		11,204
Switzerland (11.4%)
Bucher Industries AG	22,135	3,676
Credit Suisse Group AG *	122,336	2,338
Givaudan SA *	5,706	5,306
Nestle SA	81,701	4,636
Novartis AG	71,706	3,736
Partners Group Holding AG	11,634	1,931
Roche Holding AG	38,954	6,096
SGS SA	3,444	6,231
Sika AG	2,158	3,916
Sulzer AG	57,762	6,924
		44,790
Turkey (0.4%)
Sinpas Gayrimenkul Yatirim Ortakligi A/S	2,909,886	1,720

United Kingdom (21.1%)
Amlin PLC	925,608	4,548
BG Group PLC	186,045	3,585
BHP Billiton PLC	96,070	2,518
Bunzl PLC	362,923	5,731
Cairn Energy PLC *	579,340	2,568
Chemring Group PLC	757,385	3,721
Diploma PLC	394,475	2,703
Experian PLC	289,547	4,051
Fidessa Group PLC	85,750	2,041
ICAP PLC	519,660	2,736
Informa PLC	480,233	2,533
Mitie Group PLC	1,119,629	4,943
Petrofac Ltd.	142,505	3,420
Reed Elsevier PLC	488,461	3,611
Rio Tinto PLC ADR	60,800	2,628
RPS Group PLC Ñ	1,175,001	3,755
Subsea 7 SA *	200,689	3,967
Synergy Health PLC Ñ	327,840	4,127
Tullow Oil PLC	198,087	4,367
Vodafone Group PLC	3,632,074	9,687
Willis Group Holdings PLC	167,400	5,904
		83,144
Total Common Stocks (Cost $402,727)		379,338

Rights (0.0%)

Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip * (Cost $0)	125,976	0

Short-Term Investments (0.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $0)	1	0

Total Investments## (96.3%) (Cost $402,727)		379,338

Cash, receivables and other assets, less liabilities (3.7%)		14,721

Total Net Assets (100.0%)		$394,059

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL INSTITUTIONAL FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets

Chemicals	$30,447	7.7%
Media	22,306	5.7%
Metals & Mining	20,595	5.2%
Food & Staples Retailing	19,328	4.9%
Commercial Banks	18,817	4.8%
Oil, Gas & Consumable Fuels	18,816	4.8%
Machinery	18,451	4.7%
Wireless Telecommunication Services	18,052	4.6%
Trading Companies & Distributors	15,832	4.0%
Food Products	15,254	3.9%
Insurance	14,494	3.7%
Pharmaceuticals	13,579	3.4%
Energy Equipment & Services	10,939	2.8%
Professional Services	10,282	2.6%
Health Care Equipment & Supplies	10,212	2.6%
Health Care Providers & Services	10,171	2.6%
Automobiles	9,908	2.5%
Auto Components	8,756	2.2%
Commercial Services & Supplies	8,698	2.2%
Hotels, Restaurants & Leisure	7,767	2.0%
Communications Equipment	7,467	1.9%
Capital Markets	7,005	1.8%
Real Estate Investment Trusts	5,529	1.4%
Software	5,528	1.4%
Distributors	5,096	1.3%
Biotechnology	5,037	1.3%
Electronic Equipment, Instruments & Components	4,714	1.2%
Semiconductors & Semiconductor Equipment	4,619	1.2%
Diversified Financial Services	4,265	1.1%
Construction & Engineering	3,989	0.9%
Aerospace & Defense	3,721	0.9%
Textiles, Apparel & Luxury Goods	3,396	0.9%
Beverages	3,072	0.8%
Diversified Telecommunication Services	2,873	0.7%
Household Products	2,844	0.7%
Thrifts & Mortgage Finance	2,746	0.7%
Industrial Conglomerates	2,452	0.6%
Building Products	2,281	0.6%
Short-Term Investments and Other Assets-Net	14,721	3.7%
	$394,059	100.0%
See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments International Large Cap Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (94.5%)

Australia (2.0%)
CSL Ltd.	77,045	2,821
Iluka Resources Ltd.	71,400	930
		3,751
Belgium (2.4%)
Anheuser-Busch InBev NV	31,937	2,161
Colruyt SA	55,730	2,238
		4,399
Canada (5.3%)
Cenovus Energy, Inc.	41,694	1,314
Goldcorp, Inc.	53,900	1,967
New Gold, Inc *	202,600	1,791
Precision Drilling Corp. *	160,500	1,253
Silver Wheaton Corp.	62,500	1,605
Vermilion Energy, Inc.	43,118	1,815
		9,745
Chile (1.1%)
Sociedad Quimica y Minera de Chile SA ADR, B Shares	37,745	1,962

China (2.1%)
China Mobile Ltd. ADR	45,315	2,299
Dongfeng Motor Group Co. Ltd., H Shares *	978,800	1,647
		3,946
Czech Republic (0.5%)
Komercni Banka A/S	5,800	870

Denmark (3.3%)
Jyske Bank *	60,015	1,565
Novo Nordisk A/S Class B	16,413	2,194
Tryg A/S	46,220	2,432
		6,191
France (8.6%)
Alcatel-Lucent *	1,242,258	1,944
Arkema SA	23,675	1,563
Eutelsat Communications SA	62,536	1,641
LVMH Moet Hennessy Louis Vuitton SA	10,860	1,607
Rexel SA	119,805	2,133
Schneider Electric SA	62,304	3,332
Sodexo	51,195	3,721
		15,941
Germany (9.3%)
Brenntag AG	27,135	3,070
Continental AG	16,035	1,343
Deutsche Boerse AG	55,907	2,675
Deutsche Telekom AG	172,925	1,706
Fresenius Medical Care AG & Co.	51,610	3,426
Linde AG	18,135	2,796
SAP AG ADR	37,185	2,131
		17,147
Indonesia (0.5%)
PT Bank Mandiri (Persero)Tbk	1,201,300	878

Japan (9.9%)
BRIDGESTONE Corp.	83,900	1,789
FANUC Corp.	5,800	996
Jupiter Telecommunications Co. Ltd.	4,153	4,253
KANSAI PAINT Co. Ltd.	209,500	2,003
KEYENCE Corp.	4,200	949
SMC Corp.	14,000	2,295
SOFTBANK Corp.	83,700	2,613
TOYOTA MOTOR Corp.	87,900	3,378
		18,276
Korea (3.7%)
Hyundai Mobis	9,746	2,283
Samsung Electronics Co. Ltd.	2,889	2,961
Shinhan Financial Group Co. Ltd.	49,155	1,578
		6,822
Netherlands (5.5%)
Akzo Nobel NV	50,331	2,299
Koninklijke Ahold NV	217,985	2,562
Royal Imtech NV	72,380	1,868
Unilever NV	108,616	3,412
		10,141
Norway (0.8%)
DnB ASA	159,758	1,447

Russia (0.6%)
NovaTek OAO GDR	10,970	1,051

Singapore (1.0%)
United Overseas Bank Ltd.	134,000	1,832

Sweden (3.1%)
Elekta AB, B Shares	49,305	2,371
Nordea Bank AB	160,635	1,195
Telefonaktiebolaget LM Ericsson, B Shares	253,835	2,161
		5,727
Switzerland (13.2%)
Credit Suisse Group AG *	72,879	1,393
Givaudan SA *	3,801	3,534
Nestle SA	48,558	2,755
Novartis AG	42,451	2,212
Partners Group Holding AG	5,300	880
Roche Holding AG	22,431	3,511
SGS SA	2,312	4,183
Sika AG	1,236	2,243
Sulzer AG	30,101	3,608
		24,319
United Kingdom (21.6%)
Amlin PLC	519,411	2,552
BG Group PLC	107,990	2,081
BHP Billiton PLC	44,735	1,172
Bunzl PLC	205,472	3,245
Cairn Energy PLC *	264,300	1,171
Experian PLC	231,346	3,237
ICAP PLC	322,900	1,700
Informa PLC	385,644	2,034
Petrofac Ltd.	88,390	2,122
Reed Elsevier PLC	300,505	2,221
Rio Tinto PLC ADR	37,700	1,629
Sage Group PLC	487,005	1,931
Subsea 7 SA *	117,170	2,316
Tesco PLC	475,474	2,219
Tullow Oil PLC	124,571	2,747
Vodafone Group PLC	1,780,588	4,749
Willis Group Holdings PLC	74,400	2,624
		39,750
Total Common Stocks (Cost $179,117)		174,195

Rights (0.0%)

Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip * (Cost $0)	63,890	0

Short-Term Investments (4.3%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $7,975)	7,975,460	7,975

Total Investments## (98.8%) (Cost $187,092)		182,170

Cash, receivables and other assets, less liabilities (1.2%)		2,166

Total Net Assets (100.0%)		$184,336

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL LARGE CAP FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$16,400	8.9%
Oil, Gas & Consumable Fuels	10,179	5.5%
Media	10,149	5.5%
Wireless Telecommunication Services	9,661	5.2%
Commercial Banks	9,365	5.1%
Metals & Mining	9,094	4.9%
Trading Companies & Distributors	8,448	4.6%
Pharmaceuticals	7,917	4.3%
Insurance	7,608	4.1%
Professional Services	7,420	4.1%
Food & Staples Retailing	7,019	3.8%
Machinery	6,899	3.8%
Food Products	6,167	3.4%
Energy Equipment & Services	5,691	3.2%
Auto Components	5,415	2.9%
Automobiles	5,025	2.7%
Communications Equipment	4,105	2.2%
Software	4,062	2.2%
Capital Markets	3,973	2.1%
Hotels, Restaurants & Leisure	3,721	2.0%
Health Care Providers & Services	3,426	1.9%
Electrical Equipment	3,332	1.8%
Semiconductors & Semiconductor Equipment	2,961	1.6%
Biotechnology	2,821	1.5%
Diversified Financial Services	2,675	1.4%
Health Care Equipment & Supplies	2,371	1.3%
Beverages	2,161	1.2%
Construction & Engineering	1,868	1.0%
Diversified Telecommunication Services	1,706	0.9%
Textiles, Apparel & Luxury Goods	1,607	0.9%
Electronic Equipment, Instruments & Components	949	0.5%
Short-Term Investments and Other Assets-Net	10,141	5.5%
	$184,336	100.0%

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (93.3%)

Aerospace & Defense (6.5%)
Aerovironment, Inc. *	23,500	524
Ceradyne, Inc.	71,655	1,805
Spirit Aerosystems Holdings, Inc. Class A *	103,600	2,390
Teledyne Technologies, Inc. *	40,352	2,404
Textron, Inc.	93,839	2,217
		9,340
Beverages (1.8%)
Constellation Brands, Inc. Class A *	134,536	2,595

Chemicals (2.6%)
Chemtura Corp. *	150,100	2,268
Cytec Industries, Inc.	23,400	1,415
		3,683
Commercial Banks (10.1%)
City National Corp.	15,200	755
Comerica, Inc.	76,874	2,338
First Niagara Financial Group, Inc.	255,600	2,063
Huntington Bancshares, Inc.	369,500	2,417
TCF Financial Corp.	203,000	2,393
Texas Capital Bancshares, Inc. *	60,500	2,346
Umpqua Holdings Corp.	167,400	2,148
		14,460
Commercial Services & Supplies (3.9%)
Avery Dennison Corp.	102,236	2,976
Covanta Holding Corp.	163,900	2,563
		5,539
Communications Equipment (7.4%)
Arris Group, Inc. *	202,269	2,494
Brocade Communications Systems, Inc. *	518,459	2,411
Ciena Corp. *	136,783	1,853
Comverse Technology, Inc. *	111,358	680
Infinera Corp. *	281,400	1,804
Sierra Wireless, Inc. *	150,074	1,348
		10,590
Construction & Engineering (1.6%)
KBR, Inc.	90,800	2,313

Containers & Packaging (3.8%)
Crown Holdings, Inc. *	88,000	3,000
Sealed Air Corp.	152,258	2,383
		5,383
Electronic Equipment, Instruments & Components (4.3%)
CTS Corp.	119,755	1,123
Dolby Laboratories, Inc. Class A *	45,600	1,956
Itron, Inc. *	48,120	1,724
LeCroy Corp. *	40,000	568
Mercury Computer Systems, Inc. *	68,260	809
		6,180
Energy Equipment & Services (2.4%)
ION Geophysical Corp. *	261,517	1,584
TETRA Technologies, Inc. *	298,092	1,905
		3,489
Health Care Equipment & Supplies (0.7%)
Symmetry Medical, Inc. *	134,400	1,040

Health Care Providers & Services (0.8%)
Chemed Corp.	21,225	1,179

Hotels, Restaurants & Leisure (2.5%)
Scientific Games Corp. Class A *	241,714	2,064
Wendy's Co.	323,000	1,483
		3,547
Independent Power Producers & Energy Traders (2.5%)
GenOn Energy, Inc. *	785,900	1,352
Ormat Technologies, Inc.	106,256	2,158
		3,510
Internet Software & Services (2.0%)
Digital River, Inc. *	145,263	2,121
Keynote Systems, Inc.	46,296	669
		2,790
IT Services (10.1%)
Acxiom Corp. *	165,200	2,324
Convergys Corp. *	172,900	2,412
CoreLogic, Inc. *	215,711	3,665
DST Systems, Inc.	49,019	2,505
Lender Processing Services, Inc.	149,100	3,441
		14,347
Life Sciences Tools & Services (4.1%)
Affymetrix, Inc. *	221,800	1,051
Cambrex Corp. *	254,238	1,828
Charles River Laboratories International, Inc. *	88,271	2,947
		5,826
Machinery (6.9%)
ESCO Technologies, Inc.	70,685	2,467
ITT Corp.	83,400	1,712
Manitowoc Co., Inc.	115,700	1,203
Navistar International Corp. *	57,185	1,598
Pall Corp.	39,100	2,176
Twin Disc, Inc.	39,700	757
		9,913
Marine (0.8%)
Danaos Corp. *	269,091	1,117

Professional Services (1.0%)
FTI Consulting, Inc. *	45,100	1,424

Road & Rail (1.7%)
Ryder System, Inc.	54,704	2,364

Semiconductors & Semiconductor Equipment (4.8%)
Alliance Semiconductor Corp. *	85,470	10
Ceva, Inc. *	54,300	944
FormFactor, Inc. *	180,900	1,084
Freescale Semiconductor Holdings Ltd. *	129,590	1,192
Ikanos Communications, Inc. *	194,466	170
Spansion, Inc. Class A *	133,040	1,437
Ultratech, Inc. *	64,394	1,952
		6,789
Software (6.4%)
Accelrys, Inc. *	180,463	1,407
Cadence Design Systems, Inc. *	187,807	1,916
Rovi Corp. *	70,780	1,729
SeaChange International, Inc. *	151,626	1,227
Verint Systems, Inc. *	98,405	2,826
		9,105
Specialty Retail (4.1%)
Chico's FAS, Inc.	127,000	1,855
OfficeMax, Inc. *	612,219	2,982
PEP Boys-Manny Moe & Jack	19,500	181
RadioShack Corp.	156,600	727
Talbots, Inc. *	66,079	161
		5,906
Thrifts & Mortgage Finance (0.5%)
BankUnited, Inc.	27,800	656

Total Common Stocks (Cost $134,120)		133,085

Short-Term Investments (5.8%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $8,257)	8,257,138	8,257

Total Investments## (99.1%) (Cost $142,377)		141,342

Cash, receivables and other assets, less liabilities (0.9%)		1,291

Total Net Assets (100.0%)		$142,633

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Large Cap Disciplined Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.6%)

Aerospace & Defense (3.3%)
Boeing Co.	89,278	6,215
Precision Castparts Corp.	74,195	12,332
		18,547
Air Freight & Logistics (1.0%)
FedEx Corp.	61,117	5,448

Auto Components (1.0%)
BorgWarner, Inc. *	76,113	5,461

Beverages (3.2%)
Coca-Cola Co.	170,273	12,724
PepsiCo, Inc.	79,862	5,419
		18,143
Biotechnology (2.4%)
Biogen Idec, Inc. *	58,850	7,695
Vertex Pharmaceuticals, Inc. *	100,699	6,046
		13,741
Chemicals (4.5%)
Monsanto Co.	250,658	19,351
Praxair, Inc.	53,881	5,724
		25,075
Commercial Banks (1.2%)
Comerica, Inc.	215,522	6,556

Communications Equipment (2.3%)
QUALCOMM, Inc.	224,851	12,886

Computers & Peripherals (13.4%)
Apple, Inc. *	99,391	57,421
EMC Corp. *	267,659	6,384
NetApp, Inc. *	191,459	5,698
SanDisk Corp. *	176,725	5,779
		75,282
Diversified Financial Services (1.3%)
J.P. Morgan Chase & Co.	226,072	7,494

Diversified Telecommunication Services (1.7%)
Verizon Communications, Inc.	224,502	9,348

Electrical Equipment (1.6%)
Rockwell Automation, Inc.	121,449	8,806

Energy Equipment & Services (1.8%)
Schlumberger Ltd.	164,344	10,395

Food Products (4.9%)
Kraft Foods, Inc. Class A	231,477	8,859
Mead Johnson Nutrition Co.	124,065	10,017
Tyson Foods, Inc. Class A	452,143	8,758
		27,634
Health Care Equipment & Supplies (3.2%)
Covidien PLC	116,480	6,031
Edwards Lifesciences Corp. *	138,625	11,835
		17,866
Health Care Providers & Services (2.0%)
Express Scripts Holding Co. *	127,727	6,666
UnitedHealth Group, Inc.	81,780	4,561
		11,227
Health Care Technology (1.3%)
Cerner Corp. *	93,201	7,266

Hotels, Restaurants & Leisure (6.0%)
Las Vegas Sands Corp.	175,155	8,089
Starbucks Corp.	184,223	10,112
Starwood Hotels & Resorts Worldwide, Inc.	166,611	8,805
Yum! Brands, Inc.	92,504	6,509
		33,515
Household Products (1.3%)
Procter & Gamble Co.	118,834	7,402

Industrial Conglomerates (1.5%)
Danaher Corp.	161,380	8,387

Internet & Catalog Retail (2.7%)
Amazon.com, Inc. *	72,713	15,481

Internet Software & Services (4.7%)
Facebook, Inc. Class A *	65,912	1,953
Google, Inc. Class A *	26,592	15,446
Linkedin Corp. Class A *	93,724	9,007
		26,406
IT Services (1.0%)
Cognizant Technology Solutions Corp. Class A *	93,811	5,465

Life Sciences Tools & Services (1.6%)
Illumina, Inc. *	214,738	9,247

Machinery (1.6%)
Joy Global, Inc.	157,631	8,805

Multiline Retail (2.1%)
Family Dollar Stores, Inc.	173,324	11,743

Oil, Gas & Consumable Fuels (3.6%)
EOG Resources, Inc.	64,866	6,441
Occidental Petroleum Corp.	55,188	4,375
Range Resources Corp.	169,052	9,710
		20,526
Personal Products (1.2%)
Estee Lauder Cos., Inc. Class A	129,296	7,001

Pharmaceuticals (1.4%)
Allergan, Inc.	85,616	7,727

Road & Rail (1.2%)
Union Pacific Corp.	61,553	6,857

Semiconductors & Semiconductor Equipment (2.7%)
ASML Holding N.V. ADR	190,064	8,707
Intel Corp.	249,263	6,441
		15,148
Software (6.9%)
Citrix Systems, Inc. *	90,934	6,645
Microsoft Corp.	651,013	19,003
Oracle Corp.	315,088	8,340
Salesforce.com, Inc. *	35,136	4,871
		38,859
Textiles, Apparel & Luxury Goods (4.2%)
Coach, Inc.	80,036	5,399
NIKE, Inc. Class B	67,917	7,347
Under Armour, Inc. Class A *	46,494	4,683
V.F. Corp.	42,982	6,062
		23,491
Tobacco (2.2%)
Philip Morris International, Inc.	147,779	12,489

Wireless Telecommunication Services (1.6%)
Crown Castle International Corp. *	164,606	8,987

Total Common Stocks (Cost $486,596)		548,711

Short-Term Investments (3.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $16,665)	16,665,232	16,665

Total Investments## (100.6%) (Cost $503,261)		565,376

Liabilities, less cash, receivables and other assets [(0.6%)]		(3,646)

Total Net Assets (100.0%)		$561,730

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Large Cap Value Fundb
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.0%)

Aerospace & Defense (0.5%)
Boeing Co.	111,099	7,734

Air Freight & Logistics (1.4%)
United Parcel Service, Inc. Class B	307,296	23,029

Airlines (0.9%)
Southwest Airlines Co.	1,735,905	15,675

Automobiles (1.1%)
Ford Motor Co.	1,198,997	12,661
General Motors Co. *	297,005	6,594
		19,255

Beverages (1.6%)
Dr Pepper Snapple Group, Inc.	236,971	9,777
PepsiCo, Inc.	247,158	16,770
		26,547

Biotechnology (1.1%)
Amgen, Inc.	278,594	19,368

Capital Markets (4.3%)
Bank of New York Mellon Corp.	652,459	13,284
Goldman Sachs Group, Inc.	465,905	44,587
State Street Corp.	372,613	15,356
		73,227

Chemicals (2.5%)
LyondellBasell Industries NV Class A	454,220	17,924
Monsanto Co.	309,436	23,888
		41,812

Commercial Banks (7.5%)
PNC Financial Services Group, Inc.	212,018	13,022
Regions Financial Corp.	2,531,851	15,925
U.S. Bancorp	788,258	24,523
Wells Fargo & Co.	1,944,862	62,333
Zions Bancorp	535,987	10,200
		126,003
Communications Equipment (1.6%)
Cisco Systems, Inc.	1,628,618	26,595

Computers & Peripherals (1.9%)
Hewlett-Packard Co.	910,238	20,644
SanDisk Corp. *	342,799	11,210
		31,854

Consumer Finance (0.3%)
Discover Financial Services	134,384	4,449

Diversified Financial Services (9.3%)
Bank of America Corp.	2,696,321	19,818
Citigroup, Inc.	1,727,018	45,783
CME Group, Inc.	87,327	22,493
J.P. Morgan Chase & Co.	1,598,538	52,992
Moody's Corp.	420,068	15,370
		156,456

Diversified Telecommunication Services (3.2%)
AT&T, Inc.	1,558,749	53,262

Electric Utilities (2.1%)
Exelon Corp.	736,460	27,234
FirstEnergy Corp.	181,723	8,503
		35,737

Energy Equipment & Services (1.9%)
Diamond Offshore Drilling, Inc.	163,217	9,496
Schlumberger Ltd.	365,528	23,120
		32,616

Food & Staples Retailing (2.0%)
Kroger Co.	964,650	21,232
Wal-Mart Stores, Inc.	193,940	12,765
		33,997

Food Products (1.5%)
Archer-Daniels-Midland Co.	308,988	9,850
H.J. Heinz Co.	79,141	4,201
Kellogg Co.	219,945	10,729
		24,780

Health Care Equipment & Supplies (2.4%)
Boston Scientific Corp. *	4,383,895	25,163
Zimmer Holdings, Inc.	254,339	15,426
		40,589

Health Care Providers & Services (2.1%)
Aetna, Inc.	707,690	28,937
Tenet Healthcare Corp. *	1,464,973	6,900
		35,837

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	855,441	27,451

Household Durables (0.4%)
D.R. Horton, Inc.	356,142	5,912

Household Products (4.3%)
Colgate-Palmolive Co.	233,547	22,958
Procter & Gamble Co.	782,505	48,742
		71,700

Industrial Conglomerates (2.1%)
General Electric Co.	1,874,618	35,786

Insurance (5.9%)
AFLAC, Inc.	216,259	8,668
American International Group, Inc. *	1,163,751	33,958
Berkshire Hathaway, Inc. Class B *	207,332	16,454
Lincoln National Corp.	402,947	8,329
MetLife, Inc.	146,376	4,276
Reinsurance Group of America, Inc.	286,453	14,371
Travelers Cos., Inc.	210,880	13,178
		99,234

Machinery (2.0%)
Caterpillar, Inc.	72,137	6,321
Cummins, Inc.	147,338	14,284
Joy Global, Inc.	226,218	12,637
		33,242

Media (2.6%)
Comcast Corp. Class A	663,540	19,183
News Corp. Class B	691,215	13,409
Walt Disney Co.	236,419	10,807
		43,399

Metals & Mining (2.2%)
Freeport-McMoRan Copper & Gold, Inc.	310,105	9,936
Newmont Mining Corp.	591,959	27,917
		37,853

Multi-Utilities (3.6%)
CenterPoint Energy, Inc.	676,989	13,696
Dominion Resources, Inc.	292,171	15,210
PG&E Corp.	213,944	9,349
Sempra Energy	352,949	22,945
		61,200

Multiline Retail (1.7%)
J.C. Penney Co., Inc.	202,005	5,299
Target Corp.	388,591	22,503
		27,802

Oil, Gas & Consumable Fuels (8.1%)
Anadarko Petroleum Corp.	306,907	18,721
Chevron Corp.	259,018	25,464
Devon Energy Corp.	279,516	16,637
Exxon Mobil Corp.	356,938	28,066
Hess Corp.	135,207	5,909
Range Resources Corp.	729,441	41,899
		136,696

Pharmaceuticals (8.0%)
Johnson & Johnson	894,700	55,856
Merck & Co., Inc.	381,339	14,331
Pfizer, Inc.	2,927,403	64,022
		134,209

Road & Rail (0.2%)
Heartland Express, Inc.	190,694	2,715

Semiconductors & Semiconductor Equipment (2.2%)
Intel Corp.	1,459,922	37,724

Software (1.9%)
Microsoft Corp.	1,033,188	30,159
Symantec Corp. *	121,087	1,797
		31,956

Total Common Stocks
(Cost $1,610,850)		1,615,701

Exchange Traded Funds (0.5%)
UltraShort S&P500 ProShares * (Cost $8,049)	504,107	8,625

Short-Term Investments (4.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $67,276)	67,275,520	67,276

Total Investments## (100.5%)
(Cost $1,686,175)		1,691,602

Liabilities, less cash, receivables and other assets [(0.5%)]		(8,563)

Total Net Assets (100.0%)		$1,683,039

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Mid Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (95.7%)

Aerospace & Defense (3.1%)
BE Aerospace, Inc. *	134,500	5,826
HEICO Corp.	162,500	6,770
Precision Castparts Corp.	38,800	6,449
		19,045

Auto Components (1.0%)
BorgWarner, Inc. *	40,700	2,920
Gentex Corp.	150,000	3,345
		6,265

Beverages (0.6%)
Beam, Inc.	62,100	3,761

Biotechnology (3.1%)
Alexion Pharmaceuticals, Inc. *	140,000	12,680
Cepheid, Inc. *	85,000	3,216
Cubist Pharmaceuticals, Inc. *	87,300	3,502
		19,398

Building Products (0.7%)
Fortune Brands Home & Security, Inc. *	181,000	4,094

Capital Markets (1.9%)
Affiliated Managers Group, Inc. *	72,400	7,462
Raymond James Financial, Inc.	125,000	4,273
		11,735

Chemicals (3.0%)
Airgas, Inc.	113,700	9,870
Ashland, Inc.	87,900	5,620
Sigma-Aldrich Corp.	46,000	3,191
		18,681

Commercial Services & Supplies (1.8%)
Stericycle, Inc. *	126,100	11,004

Communications Equipment (1.1%)
F5 Networks, Inc. *	49,200	5,091
Finisar Corp. *	139,600	2,003
		7,094

Containers & Packaging (0.5%)
Rock-Tenn Co. Class A	59,900	3,090

Diversified Financial Services (1.0%)
IntercontinentalExchange, Inc. *	50,700	6,208

Diversified Telecommunication Services (0.3%)
tw telecom, Inc. *	90,000	2,087

Electrical Equipment (4.0%)
AMETEK, Inc.	175,700	8,909
Roper Industries, Inc.	98,200	9,940
Sensata Technologies Holding NV *	191,300	5,875
		24,724

Electronic Equipment, Instruments & Components (2.0%)
National Instruments Corp.	103,400	2,692
Trimble Navigation Ltd. *	206,800	9,754
		12,446

Energy Equipment & Services (3.3%)
Cameron International Corp. *	67,500	3,084
Core Laboratories NV	56,900	7,277
Oceaneering International, Inc.	60,900	2,815
Oil States International, Inc. *	113,700	7,569
		20,745

Food & Staples Retailing (1.5%)
PriceSmart, Inc.	51,700	3,494
Whole Foods Market, Inc.	64,600	5,724
		9,218

Food Products (1.1%)
Mead Johnson Nutrition Co.	85,000	6,863

Health Care Equipment & Supplies (3.3%)
Edwards Lifesciences Corp. *	50,000	4,269
Intuitive Surgical, Inc. *	11,400	5,963
Masimo Corp. *	114,300	2,150
NxStage Medical, Inc. *	227,500	3,456
Volcano Corp. *	165,000	4,717
		20,555

Health Care Providers & Services (3.4%)
Catalyst Health Solutions, Inc. *	107,500	9,339
DaVita, Inc. *	59,400	4,826
HMS Holdings Corp. *	250,000	6,697
		20,862

Health Care Technology (2.6%)
Cerner Corp. *	129,300	10,080
SXC Health Solutions Corp. *	70,000	6,280
		16,360

Hotels, Restaurants & Leisure (1.7%)
Chipotle Mexican Grill, Inc. *	15,000	6,196
Starwood Hotels & Resorts Worldwide, Inc.	80,000	4,228
		10,424

Household Products (1.1%)
Church & Dwight Co., Inc.	124,100	6,607

Internet Software & Services (2.0%)
Liquidity Services, Inc. *	85,000	5,430
Rackspace Hosting, Inc. *	140,000	6,926
		12,356

IT Services (2.7%)
Alliance Data Systems Corp. *	40,000	5,040
Cognizant Technology Solutions Class A *	95,700	5,575
VeriFone Systems, Inc. *	175,000	6,319
		16,934

Life Sciences Tools & Services (1.0%)
Illumina, Inc. *	67,500	2,907
Waters Corp. *	40,000	3,191
		6,098

Machinery (3.2%)
Cummins, Inc.	30,000	2,908
Donaldson Co, Inc.	201,700	7,215
Joy Global, Inc.	44,700	2,497
Pall Corp.	132,000	7,347
		19,967

Media (1.4%)
AMC Networks, Inc. Class A *	121,900	4,704
Discovery Communications, Inc. Class A *	77,600	3,888
		8,592

Multiline Retail (2.0%)
Dollar Tree, Inc. *	120,000	12,382

Oil, Gas & Consumable Fuels (4.1%)
Cabot Oil & Gas Corp.	193,000	6,280
Concho Resources, Inc. *	85,000	7,458
Denbury Resources, Inc. *	212,100	3,207
Oasis Petroleum, Inc. *	130,000	3,340
SM Energy Co.	95,000	5,138
		25,423

Pharmaceuticals (2.5%)
Medicis Pharmaceutical Corp. Class A	78,100	2,819
Perrigo Co.	67,700	7,033
Salix Pharmaceuticals Ltd. *	108,600	5,627
		15,479

Professional Services (1.9%)
Advisory Board Co. *	44,000	4,262
Verisk Analytics, Inc. Class A *	160,300	7,679
		11,941

Real Estate Management & Development (1.2%)
Jones Lang LaSalle, Inc.	98,200	7,120

Road & Rail (2.4%)
Canadian Pacific Railway Ltd.	42,500	3,123
J.B. Hunt Transport Services, Inc.	139,600	7,976
Kansas City Southern	52,500	3,464
		14,563

Semiconductors & Semiconductor Equipment (3.1%)
Altera Corp.	155,100	5,182
Avago Technologies Ltd.	243,000	8,043
Cavium, Inc. *	112,500	2,724
Microchip Technology, Inc.	106,800	3,313
		19,262

Software (9.1%)
ANSYS, Inc. *	120,000	7,425
Ariba, Inc. *	139,600	6,272
Aspen Technology, Inc. *	100,000	2,210
Check Point Software Technologies Ltd. *	100,900	5,170
Citrix Systems, Inc. *	85,300	6,234
Informatica Corp. *	118,900	4,926
MICROS Systems, Inc. *	125,000	6,595
QLIK Technologies, Inc. *	193,900	4,408
Red Hat, Inc. *	82,800	4,254
Salesforce.com, Inc. *	38,300	5,309
Solera Holdings, Inc.	85,500	3,796
		56,599

Specialty Retail (8.5%)
Bed Bath & Beyond, Inc. *	100,000	7,225
Dick's Sporting Goods, Inc.	148,900	6,924
DSW, Inc. Class A	103,400	6,171
O'Reilly Automotive, Inc. *	96,200	9,215
Ross Stores, Inc.	201,700	12,753
Tractor Supply Co.	77,600	7,089
Urban Outfitters, Inc. *	115,300	3,225
		52,602

Textiles, Apparel & Luxury Goods (3.0%)
Coach, Inc.	97,200	6,556
PVH Corp.	75,000	6,075
Vera Bradley, Inc. *	130,000	2,843
Warnaco Group, Inc. *	75,000	3,339
		18,813

Trading Companies & Distributors (2.6%)
Fastenal Co.	245,000	10,836
MSC Industrial Direct Co., Inc. Class A	77,100	5,529
		16,365

Wireless Telecommunication Services (2.9%)
Crown Castle International Corp. *	129,300	7,060
SBA Communications Corp. Class A *	208,400	10,826
		17,886

Total Common Stocks
(Cost $431,495)		593,648

Short-Term Investments (3.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $24,297)	24,297,055	24,297

Total Investments## (99.6%) (Cost $455,792)		617,945

Cash, receivables and other assets, less liabilities (0.4%)		2,189

Total Net Assets (100.0%)		$620,134

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Mid Cap Intrinsic Value Fundc
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.2%)

Aerospace & Defense (4.4%)
General Dynamics Corp.	26,400	1,690
Rockwell Collins, Inc.	29,600	1,491
		3,181
Auto Components (1.0%)
Lear Corp.	18,500	737

Beverages (2.0%)
Constellation Brands, Inc. Class A *	75,900	1,464

Capital Markets (2.0%)
State Street Corp.	34,700	1,430

Chemicals (2.1%)
Akzo Nobel NV ADR	98,400	1,501

Commercial Banks (4.4%)
BB&T Corp.	30,400	919
Comerica, Inc.	30,800	937
Huntington Bancshares, Inc.	199,100	1,302
		3,158
Commercial Services & Supplies (9.8%)
Avery Dennison Corp.	57,100	1,662
Brink's Co.	54,900	1,250
Corrections Corporation of America *	53,900	1,405
Covanta Holding Corp.	80,300	1,256
Republic Services, Inc.	53,400	1,408
		6,981
Communications Equipment (2.1%)
Motorola Solutions, Inc.	31,700	1,524

Construction & Engineering (1.4%)
KBR, Inc.	40,400	1,029

Electric Utilities (2.4%)
NV Energy, Inc.	98,500	1,704

Electronic Equipment, Instruments & Components (2.6%)
Dolby Laboratories, Inc. Class A *	18,200	781
Flextronics International Ltd. *	169,400	1,087
		1,868
Energy Equipment & Services (0.9%)
Cameron International Corp. *	14,800	676

Food & Staples Retailing (6.6%)
CVS Caremark Corp.	53,100	2,386
Safeway, Inc.	121,000	2,302
		4,688
Health Care Equipment & Supplies (4.9%)
Covidien PLC	28,700	1,486
Zimmer Holdings, Inc.	32,900	1,995
		3,481
Health Care Providers & Services (2.6%)
Cardinal Health, Inc.	18,600	770
Omnicare, Inc.	34,600	1,090
		1,860
Hotels, Restaurants & Leisure (1.1%)
Wyndham Worldwide Corp.	16,400	817

Industrial Conglomerates (2.5%)
Tyco International Ltd.	33,900	1,802

Insurance (1.6%)
Willis Group Holdings PLC	33,400	1,178

IT Services (7.2%)
Amdocs Ltd. *	46,200	1,328
Fidelity National Information Services, Inc.	69,400	2,275
Western Union Co.	96,500	1,583
		5,186
Machinery (4.5%)
Ingersoll-Rand PLC	22,800	942
ITT Corp.	62,400	1,281
Navistar International Corp. *	35,400	989
		3,212
Media (3.9%)
Cablevision Systems Corp. Class A	108,200	1,238
Virgin Media, Inc.	72,000	1,586
		2,824
Metals & Mining (0.6%)
SunCoke Energy, Inc. *	27,849	391

Multi-Utilities (4.9%)
CenterPoint Energy, Inc.	103,500	2,094
Sempra Energy	21,300	1,385
		3,479
Multiline Retail (1.9%)
Kohl's Corp.	29,400	1,347

Oil, Gas & Consumable Fuels (3.5%)
Southwestern Energy Co. *	55,300	1,550
Sunoco, Inc.	19,900	924
		2,474
Pharmaceuticals (2.1%)
Hospira, Inc. *	47,000	1,469

Real Estate Investment Trusts (1.1%)
Starwood Property Trust, Inc.	38,900	780

Software (3.3%)
BMC Software, Inc. *	22,700	961
Symantec Corp. *	93,900	1,393
		2,354
Specialty Retail (6.9%)
Best Buy Co., Inc.	87,900	1,645
Chico's FAS, Inc.	130,600	1,908
Staples, Inc.	103,800	1,364
		4,917
Thrifts & Mortgage Finance (2.9%)
BankUnited, Inc.	33,500	790
People's United Financial, Inc.	112,800	1,312
	2,102
Total Common Stocks (Cost $67,305)		69,614

Short-Term Investments (3.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,119)	2,118,547	2,119

Total Investments## (100.2%) (Cost $69,424)		71,733

Liabilities, less cash, receivables and other assets [(0.2%)]		(137)

Total Net Assets (100.0%)		$71,596

See Notes to Schedule of Investments

MAY 31, 2012 Schedule of Investments Multi-Cap Opportunities Fund (Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (96.3%)

Aerospace & Defense (7.0%)
Boeing Co.	120,000	8,353
Raytheon Co.	165,000	8,303
		16,656

Chemicals (2.1%)
Ecolab, Inc.	60,000	3,792
Methanex Corp.	40,000	1,119
	4,911

Commercial Banks (0.8%)
Boston Private Financial Holdings, Inc.	215,000	1,939

Commercial Services & Supplies (2.9%)
Covanta Holding Corp.	445,000	6,960

Communications Equipment (0.5%)
MRV Communications, Inc.	1,700,000	1,165

Containers & Packaging (3.0%)
Sealed Air Corp.	460,000	7,199

Diversified Financial Services (3.3%)
J.P. Morgan Chase & Co.	240,000	7,956

Electrical Equipment (4.1%)
ABB Ltd. ADR *	430,000	6,798
Rockwell Automation, Inc.	40,000	2,901
	9,699

Energy Equipment & Services (3.7%)
McDermott International, Inc. *	205,000	2,081
Schlumberger Ltd.	105,000	6,641
	8,722

Food Products (6.4%)
ConAgra Foods, Inc.	320,000	8,048
Kraft Foods, Inc. Class A	190,000	7,271
	15,319
Gas Utilities (2.9%)
National Fuel Gas Co.	160,000	6,917

Health Care Equipment & Supplies (2.5%)
Hill-Rom Holdings, Inc.	200,000	5,882

Health Care Providers & Services (5.7%)
HCA Holdings, Inc.	310,000	8,057
Henry Schein, Inc. *	75,000	5,573
	13,630

Hotels, Restaurants & Leisure (1.9%)
Darden Restaurants, Inc.	90,000	4,656

Household Products (2.3%)
Procter & Gamble Co.	90,000	5,606

Industrial Conglomerates (3.4%)
3M Co.	95,000	8,019

Internet Software & Services (2.0%)
eBay, Inc. *	120,000	4,703

Leisure Equipment & Products (3.4%)
Mattel, Inc.	260,000	8,094

Life Sciences Tools & Services (1.2%)
Thermo Fisher Scientific, Inc.	55,000	2,776

Media (5.4%)
News Corp. Class A	300,000	5,760
Omnicom Group, Inc.	150,000	7,152
	12,912

Office Electronics (2.3%)
Xerox Corp.	750,000	5,415

Oil, Gas & Consumable Fuels (6.2%)
Cenovus Energy, Inc.	255,000	8,014
Range Resources Corp.	120,000	6,893
	14,907

Pharmaceuticals (3.1%)
Pfizer, Inc.	340,000	7,436

Professional Services (4.1%)
Barrett Business Services, Inc.	71,100	1,404
Nielsen Holdings NV *	300,000	8,322
	9,726

Road & Rail (3.0%)
CSX Corp.	340,000	7,103

Software (3.0%)
Activision Blizzard, Inc.	600,000	7,044

Specialty Retail (2.7%)
Bed Bath & Beyond, Inc. *	90,000	6,503

Textiles, Apparel & Luxury Goods (7.4%)
Carter's, Inc. *	60,000	3,236
Deckers Outdoor Corp. *	120,000	6,680
Hanesbrands, Inc. *	280,000	7,801

	17,717

Total Common Stocks	229,572
(Cost $230,058)

Short-Term Investments (6.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $15,743)	15,743,411	15,743

Total Investments## (102.9%) (Cost $245,801)		245,315

Liabilities, less cash, receivables and other assets [(2.9%)]		(6,823)

Total Net Assets (100.0%)		$238,492

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Real Estate Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.3%)

Apartments (17.2%)
AvalonBay Communities, Inc.	145,032	20,268
BRE Properties, Inc.	100,700	4,958
Camden Property Trust	300,000	19,533
Equity Residential	360,350	22,017
Essex Property Trust, Inc.	71,300	10,728
UDR, Inc.	397,700	10,300
		87,804
Diversified (6.7%)
American Assets Trust, Inc.	263,399	5,950
Digital Realty Trust, Inc.	139,570	9,877
DuPont Fabros Technology, Inc.	435,484	11,101
Vornado Realty Trust	91,223	7,473
		34,401
Health Care (10.1%)
HCP, Inc.	442,900	18,088
Health Care REIT, Inc.	166,240	9,221
Ventas, Inc.	416,730	24,512
		51,821
Hotels, Restaurants & Leisure (2.5%)
Starwood Hotels & Resorts Worldwide, Inc.	241,300	12,753

Industrial (3.9%)
EastGroup Properties, Inc.	144,500	7,163
Prologis, Inc.	404,358	12,931
		20,094
Infrastructure (6.0%)
American Tower Corp.	470,400	30,520

Lodging/Resorts (3.5%)
Host Hotels & Resorts, Inc.	757,243	11,556
Strategic Hotels & Resorts, Inc. *	1,027,600	6,402
		17,958
Mixed (1.0%)
PS Business Parks, Inc.	76,500	5,041

Office (10.7%)
Boston Properties, Inc.	263,900	27,163
Hudson Pacific Properties, Inc.	138,747	2,223
Kilroy Realty Corp.	158,812	7,291
Mission West Properties, Inc.	200,880	1,690
SL Green Realty Corp.	217,800	16,337
		54,704
Real Estate Management & Development (2.2%)
Brookfield Asset Management, Inc. Class A	170,577	5,446
Brookfield Office Properties, Inc.	359,015	6,010
		11,456
Regional Malls (17.4%)
Glimcher Realty Trust	721,500	6,638
Macerich Co.	214,200	12,220
Simon Property Group, Inc.	389,448	57,451
Taubman Centers, Inc.	109,560	7,998
Westfield Group	554,800	4,900
		89,207
Self Storage (5.6%)
Public Storage	180,000	24,024
Sovran Self Storage, Inc.	99,000	4,886
		28,910
Shopping Centers (6.6%)
DDR Corp.	332,210	4,614
Federal Realty Investment Trust	127,100	12,491
Tanger Factory Outlet Centers, Inc.	325,700	10,100
Urstadt Biddle Properties, Inc. Class A	371,100	6,606
		33,811
Timber (3.9%)
Rayonier, Inc.	309,100	13,282
Weyerhaeuser Co.	323,298	6,437
		19,719
Total Common Stocks (Cost $430,711)		498,199

Short-Term Investments (2.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $13,461)	13,461,073	13,461

Total Investments## (99.9%) (Cost $444,172)		511,660

Cash, receivables and other assets, less liabilities (0.1%)		370

Total Net Assets (100.0%)		$512,030

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Select Equities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (83.6%)

Air Freight & Logistics (3.0%)
United Parcel Service, Inc. Class B	26,706	2,001

Auto Components (3.9%)
BorgWarner, Inc. *	35,712	2,562

Capital Markets (3.7%)
BlackRock, Inc.	14,312	2,445

Chemicals (6.5%)
Celanese Corp. Class A	44,436	1,769
Monsanto Co.	13,219	1,021
Potash Corp. of Saskatchewan, Inc.	38,737	1,531
		4,321
Consumer Finance (4.1%)
Capital One Financial Corp.	53,268	2,737

Industrial Conglomerates (5.1%)
Tyco International Ltd.	64,001	3,402

Industrial Gases (4.8%)
Praxair, Inc.	29,861	3,172

Internet Software & Services (10.3%)
eBay, Inc. *	78,266	3,067
Google, Inc. Class A *	6,500	3,776
		6,843
IT Services (4.3%)
Visa, Inc. Class A	24,500	2,823

Machinery (4.2%)
Cummins, Inc.	28,572	2,770

Media (4.0%)
Discovery Communications, Inc. Class C *	57,093	2,660

Oil, Gas & Consumable Fuels (5.8%)
Enbridge Energy Management LLC *	66,360	2,070
Kinder Morgan, Inc.	52,050	1,779
		3,849
Pharmaceuticals (3.1%)
Novartis AG	39,231	2,041

Professional Services (5.1%)
Nielsen Holdings NV *	122,000	3,384

Real Estate Investment Trusts (6.5%)
American Tower Corp.	66,016	4,283

Road & Rail (5.5%)
Union Pacific Corp.	32,801	3,654

Specialty Retail (3.7%)
Lowe's Cos., Inc.	91,646	2,449

Total Common Stocks (Cost $50,734)		55,396

Warrants (0.2%)

Oil, Gas & Consumable Fuels (0.2%)
Kinder Morgan, Inc. * (Cost $152)	79,561	182

Short-Term Investments (11.8%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $7,804)	7,804,295	7,804

Total Investments## (95.6%) (Cost $58,690)		63,382

Cash, receivables and other assets, less liabilities (4.4%)		2,897

Total Net Assets (100.0%)		$66,279

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Small Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.8%)

Aerospace & Defense (3.3%)
HEICO Corp.	64,418	2,683
Triumph Group, Inc.	20,600	1,233
		3,916
Air Freight & Logistics (2.5%)
Echo Global Logistics, Inc. *	91,900	1,563
Hub Group, Inc. Class A *	39,400	1,378
		2,941
Biotechnology (2.4%)
Cepheid, Inc. *	42,100	1,592
Cubist Pharmaceuticals, Inc. *	30,600	1,228
		2,820
Chemicals (1.3%)
American Vanguard Corp.	58,300	1,571

Commercial Banks (4.0%)
Prosperity Bancshares, Inc.	40,700	1,739
Signature Bank NY *	19,900	1,222
Texas Capital Bancshares, Inc. *	46,300	1,795
		4,756
Commercial Services & Supplies (4.8%)
ACCO Brands Corp. *	170,500	1,555
Clean Harbors, Inc. *	20,300	1,260
Healthcare Services Group, Inc.	60,200	1,177
InnerWorkings, Inc. *	141,200	1,665
		5,657
Communications Equipment (1.4%)
Procera Networks, Inc. *	77,500	1,620

Diversified Consumer Services (1.1%)
Steiner Leisure Ltd. *	27,300	1,251

Electrical Equipment (1.4%)
Regal-Beloit Corp.	28,200	1,700

Energy Equipment & Services (0.9%)
Hornbeck Offshore Services, Inc. *	33,100	1,105

Food & Staples Retailing (4.2%)
Chefs' Warehouse, Inc. *	63,900	1,217
Fresh Market, Inc. *	36,400	2,116
Pricesmart, Inc.	23,600	1,595
		4,928
Food Products (1.0%)
Hain Celestial Group, Inc. *	21,700	1,204

Health Care Equipment & Supplies (7.9%)
ABIOMED, Inc. *	64,900	1,319
Align Technology, Inc. *	54,900	1,715
Cyberonics, Inc. *	42,500	1,638
ICU Medical, Inc. *	25,900	1,333
NuVasive, Inc. *	86,000	1,699
Volcano Corp. *	59,879	1,712
		9,416
Health Care Providers & Services (6.5%)
Air Methods Corp. *	25,900	2,361
IPC The Hospitalist Co., Inc. *	35,400	1,239
MWI Veterinary Supply, Inc. *	17,000	1,580
U.S. Physical Therapy, Inc.	48,600	1,181
VCA Antech, Inc. *	60,000	1,292
		7,653
Health Care Technology (1.1%)
SXC Health Solutions Corp. *	13,900	1,247

Hotels, Restaurants & Leisure (6.0%)
Bally Technologies, Inc. *	33,500	1,559
BJ's Restaurants, Inc. *	33,500	1,467
Orient-Express Hotels Ltd. Class A *	146,753	1,239
Shuffle Master, Inc. *	95,100	1,508
Texas Roadhouse, Inc.	76,161	1,385
		7,158
Internet & Catalog Retail (1.8%)
HSN, Inc.	54,000	2,101

Internet Software & Services (5.6%)
CoStar Group, Inc. *	22,700	1,677
DealerTrack Holdings, Inc. *	44,000	1,201
Liquidity Services, Inc. *	15,100	965
LivePerson, Inc. *	86,235	1,488
Rackspace Hosting, Inc. *	26,900	1,331
		6,662
IT Services (4.5%)
Cardtronics, Inc. *	46,200	1,295
CoreLogic, Inc. *	104,500	1,775
ExlService Holdings, Inc. *	48,500	1,051
InterXion Holding NV *	70,900	1,174
		5,295
Machinery (1.5%)
Actuant Corp. Class A	66,100	1,730

Oil, Gas & Consumable Fuels (4.2%)
Energy XXI Bermuda Ltd.	55,800	1,733
Oasis Petroleum, Inc. *	71,800	1,844
Rosetta Resources, Inc. *	37,100	1,435
		5,012
Pharmaceuticals (4.0%)
Akorn, Inc. *	139,200	1,900
Medicis Pharmaceutical Corp. Class A	33,700	1,217
Questcor Pharmaceuticals, Inc. *	40,000	1,656
		4,773
Real Estate Management & Development (2.2%)
Jones Lang LaSalle, Inc.	20,000	1,450
Zillow, Inc. *	29,800	1,168
		2,618
Road & Rail (2.3%)
Genesee & Wyoming, Inc. *	26,700	1,338
Old Dominion Freight Line, Inc. *	31,514	1,373
		2,711
Semiconductors & Semiconductor Equipment (2.9%)
Mellanox Technologies Ltd. *	30,700	1,856
Volterra Semiconductor Corp. *	56,300	1,564
		3,420
Software (9.4%)
Allot Communications Ltd. *	67,500	1,757
Aspen Technology, Inc. *	55,800	1,233
CommVault Systems, Inc. *	32,800	1,537
Concur Technologies, Inc. *	29,100	1,800
NetSuite, Inc. *	39,600	1,858
Ultimate Software Group, Inc. *	36,700	2,948
		11,133
Specialty Retail (8.4%)
Cabela's, Inc. *	49,900	1,763
DSW, Inc. Class A	25,700	1,534
Hibbett Sports, Inc. *	24,800	1,390
Tractor Supply Co.	17,600	1,608
Ulta Salon Cosmetics & Fragrance, Inc.	21,600	1,930
Vitamin Shoppe, Inc. *	35,600	1,763
		9,988
Trading Companies & Distributors (1.0%)
Titan Machinery, Inc. *	40,300	1,243

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc. *	23,900	229

Total Common Stocks (Cost $113,076)		115,858

Short-Term Investments (1.2%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,427)	1,427,154	1,427

Total Investments## (99.0%) (Cost $114,503)		117,285

Cash, receivables and other assets, less liabilities (1.0%)		1,151

Total Net Assets (100.0%)		$118,436

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Socially Responsive Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.6%)

Capital Markets (5.4%)
BlackRock, Inc.	185,670	31,712
Charles Schwab Corp.	2,503,839	31,198
Lazard Ltd. Class A	1,401,700	32,323
		95,233

Chemicals (2.0%)
Ecolab, Inc.	555,499	35,113

Commercial Services & Supplies (1.6%)
Herman Miller, Inc.	1,567,000	28,958

Consumer Finance (2.3%)
American Express Co.	712,750	39,793

Diversified Financial Services (3.1%)
CME Group, Inc.	104,618	26,946
IntercontinentalExchange, Inc. *	227,047	27,802
		54,748

Electronic Equipment, Instruments & Components (4.9%)
Anixter International, Inc.	578,273	33,256
National Instruments Corp.	2,006,052	52,238
		85,494

Food Products (8.5%)
J.M. Smucker Co.	354,335	27,128
McCormick & Co., Inc.	1,117,100	62,960
Unilever NV	1,920,990	60,242
		150,330

Health Care Equipment & Supplies (6.3%)
Becton, Dickinson & Co.	744,605	54,453
Covidien PLC	1,078,230	55,831
		110,284

Household Products (3.6%)
Procter & Gamble Co.	1,024,575	63,821

Industrial Conglomerates (8.1%)
3M Co.	670,809	56,623
Danaher Corp.	1,635,500	84,997
		141,620

Industrial Gases (1.9%)
Praxair, Inc.	324,745	34,501

Insurance (4.4%)
Progressive Corp.	3,527,915	76,662

Internet Software & Services (4.2%)
Google, Inc. Class A *	125,930	73,148

IT Services (1.6%)
MasterCard, Inc. Class A	71,048	28,882

Machinery (2.3%)
Pall Corp.	712,900	39,680

Media (6.2%)
Comcast Corp. Class A Special	1,262,705	36,265
Scripps Networks Interactive, Inc. Class A	1,331,430	72,922
		109,187

Multiline Retail (3.0%)
Target Corp.	898,690	52,043

Oil, Gas & Consumable Fuels (12.6%)
BG Group PLC	3,399,819	65,518
Cimarex Energy Co.	887,504	47,277
Newfield Exploration Co. *	2,155,275	64,572
Noble Energy, Inc.	528,980	44,678
		222,045

Pharmaceuticals (2.9%)
Roche Holding AG	321,271	50,279

Professional Services (1.0%)
ICF International, Inc. *	775,870	17,457

Semiconductors & Semiconductor Equipment (8.0%)
Altera Corp.	2,148,256	71,773
Texas Instruments, Inc.	2,436,950	69,404
		141,177

Specialty Chemicals (0.8%)
Novozymes A/S	505,440	13,601

Trading Companies & Distributors (1.9%)
W.W. Grainger, Inc.	175,415	33,969

Total Common Stocks (Cost $1,560,275)		1,698,025

Short-Term Investments (2.6%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $46,169)	46,168,566	46,169
	Principal Amount
Certificates of Deposit (0.0%)
Carver Federal Savings, 0.50%, due 6/25/12	$100,000	100
Self Help Credit Union, 0.50%, due 7/29/12	250,000	250
Self Help Credit Union, 0.50%, due 8/16/12	250,000	250

Total Certificates of Deposit# (Cost $600)		600

Total Investments## (99.2%) (Cost $1,607,044)		1,744,794

Cash, receivables and other assets, less liabilities (0.8%)		13,827

Total Net Assets (100.0%)		$1,758,621

See Notes to Schedule of Investments

MAY 31, 2012

Schedule of Investments Value Funde
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (91.4%)

Aerospace & Defense (0.4%)
Boeing Co.	225	16

Air Freight & Logistics (1.4%)
United Parcel Service, Inc. Class B	787	59

Airlines (0.9%)
Southwest Airlines Co.	4,446	40

Automobiles (1.0%)
Ford Motor Co.	2,753	29
General Motors Co. *	651	15
		44
Beverages (1.6%)
Dr Pepper Snapple Group, Inc.	602	25
PepsiCo, Inc.	630	43
		68
Biotechnology (1.1%)
Amgen, Inc.	657	46

Capital Markets (4.3%)
Bank of New York Mellon Corp.	1,618	33
Goldman Sachs Group, Inc.	1,191	114
State Street Corp.	924	38
		185
Chemicals (2.5%)
LyondellBasell Industries NV Class A	1,195	47
Monsanto Co.	786	61
		108
Commercial Banks (6.7%)
PNC Financial Services Group, Inc.	434	27
Regions Financial Corp.	5,432	34
U.S. Bancorp	1,828	57
Wells Fargo & Co.	4,622	148
Zions Bancorp	1,250	24
		290
Communications Equipment (1.4%)
Cisco Systems, Inc.	3,819	62

Computers & Peripherals (1.7%)
Hewlett-Packard Co.	2,064	47
SanDisk Corp. *	814	26
		73
Consumer Finance (0.3%)
Discover Financial Services	343	11

Diversified Financial Services (8.7%)
Bank of America Corp.	6,841	50
Citigroup, Inc.	4,170	111
CME Group, Inc.	206	53
J.P. Morgan Chase & Co.	4,088	136
Moody's Corp.	749	27
		377
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	3,615	124

Electric Utilities (3.5%)
Exelon Corp.	1,748	65
FirstEnergy Corp.	417	19
Southern Co.	1,456	67
		151
Energy Equipment & Services (1.7%)
Diamond Offshore Drilling, Inc.	384	22
Schlumberger Ltd.	781	50
		72
Food & Staples Retailing (1.9%)
Kroger Co.	2,366	52
Wal-Mart Stores, Inc.	491	32
		84
Food Products (1.3%)
Archer-Daniels-Midland Co.	710	22
H.J. Heinz Co.	201	11
Kellogg Co.	513	25
		58
Health Care Equipment & Supplies (2.3%)
Boston Scientific Corp. *	11,228	64
Zimmer Holdings, Inc.	588	36
		100
Health Care Providers & Services (1.9%)
Aetna, Inc.	1,629	67
Tenet Healthcare Corp. *	3,175	15
		82
Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	2,191	70

Household Durables (0.3%)
D.R. Horton, Inc.	775	13

Household Products (4.4%)
Colgate-Palmolive Co.	667	66
Procter & Gamble Co.	1,992	124
		190
Industrial Conglomerates (2.1%)
General Electric Co.	4,783	91

Insurance (5.5%)
AFLAC, Inc.	431	17
American International Group, Inc. *	2,981	87
Berkshire Hathaway, Inc. Class B *	480	38
Lincoln National Corp.	1,022	21
MetLife, Inc.	326	10
Reinsurance Group of America, Inc.	668	33
Travelers Cos., Inc.	494	31
		237
Machinery (1.8%)
Caterpillar, Inc.	158	14
Cummins, Inc.	389	38
Joy Global, Inc.	441	24
		76
Media (2.1%)
Comcast Corp. Class A	1,410	40
News Corp. Class B	1,383	27
Walt Disney Co.	499	23
		90
Metals & Mining (2.2%)
Freeport-McMoRan Copper & Gold, Inc.	772	25
Newmont Mining Corp.	1,519	71
		96
Multi-Utilities (3.4%)
CenterPoint Energy, Inc.	1,734	35
Dominion Resources, Inc.	687	36
PG&E Corp.	501	22
Sempra Energy	823	53
		146
Multiline Retail (1.6%)
J.C. Penney Co, Inc.	516	13
Target Corp.	996	58
		71
Oil, Gas & Consumable Fuels (7.5%)
Anadarko Petroleum Corp.	779	48
Chevron Corp.	658	65
Devon Energy Corp.	710	42
Exxon Mobil Corp.	828	65
Range Resources Corp.	1,869	107
		327
Pharmaceuticals (7.4%)
Johnson & Johnson	2,123	132
Merck & Co, Inc.	949	36
Pfizer, Inc.	6,944	152
		320
Road & Rail (0.2%)
Heartland Express, Inc.	489	7

Semiconductors & Semiconductor Equipment (2.1%)
Intel Corp.	3,462	90

Software (1.8%)
Microsoft Corp.	2,582	75
Symantec Corp. *	268	4
		79
Total Common Stocks (Cost $4,063)		3,953

Exchange Traded Funds (0.5%)
UltraShort S&P500 ProShares * (Cost $20)	1,279	22

Short-Term Investments (9.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $391)	390,615	391

Total Investments## (100.9%) (Cost $4,474)		4,366

Liabilities, less cash, receivables and other assets [(0.9%)]		(38)

Total Net Assets (100.0%)		$4,328

See Notes to Schedule of Investments

May 31, 2012 (Unaudited)

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Thematic Opportunities Fund (“Global Thematic Opportunities”), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Fund (“International”), Neuberger Berman International Institutional Fund (“International Institutional”), Neuberger Berman International Large Cap Fund (“International Large Cap”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”) (formerly, Neuberger Berman Partners Fund), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”) (formerly, Neuberger Berman Regency Fund), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Select Equities Fund (“Select Equities”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) and Neuberger Berman Value Fund (“Value”) (formerly, Neuberger Berman Large Cap Value Fund), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange traded funds and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs).

Other Level 2 inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of Deposit are valued at amortized cost. Investments in State Street Institutional Liquid Reserves Fund Institutional Class, State Street Institutional Treasury Money Market Fund Institutional Class, and State Street Institutional Treasury Plus Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of May 31, 2012:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§§	Total
Emerging Markets Equity
Investments:
Common Stocks
Brazil	$ 16,985	$ -	$ 0	$ 16,985
Chile	1,474	-	-	1,474
China	2,780	27,931	-	30,711
Colombia	5,833	-	-	5,833
Czech Republic	-	750	-	750
India	-	8,547	-	8,547
Indonesia	-	4,783	-	4,783
Israel	-	1,566	-	1,566
Korea	-	17,661	-	17,661
Malaysia	-	4,487	-	4,487
Mexico	6,662	-	-	6,662
Nigeria	-	1,517	-	1,517
Philippines	-	3,398	-	3,398
Qatar	-	1,467	-	1,467
Russia	4,121	5,524	-	9,645
South Africa	-	8,512	-	8,512
Taiwan, Province of China	-	7,998	-	7,998
Thailand	-	3,323	-	3,323
Turkey	-	4,008	-	4,008
United Arab Emirates	-	1,914	-	1,914
United Kingdom	-	5,924	-	5,924
United States	1,340	-	-	1,340
Total Common Stocks	39,195	109,310	0	148,505
Short-Term Investments	-	7,784	-	7,784
Total Investments	39,195	117,094	0	156,289
Equity Income
Investments:
Common Stocks
Aerospace & Defense	9,601	-	-	9,601
Beverages	-	28,026	-	28,026
Capital Markets	32,708	-	-	32,708
Chemicals	-	22,726		22,726
Diversified Financial Services	-	7,631	-	7,631
Diversified Telecommunication Services	78,493	30,955	-	109,448
Electric Utilities	152,983	-	-	152,983
Food Products	42,995	-	-	42,995
Gas Utilities	24,978	-	-	24,978
Machinery	2,971	-	-	2,971
Media	34,147	27,798	-	61,945
Metals & Mining	101,838	-	-	101,838
Multi-Utilities	206,662	-	-	206,662
Oil, Gas & Consumable Fuels	158,649	20,960	-	179,609
Pharmaceuticals	143,229	-	-	143,229
Real Estate Investment Trusts	306,421	103,248	-	409,669
Semiconductors & Semiconductor Equipment	68,402	-	-	68,402
Thrifts & Mortgage Finance	33,913			33,913
Tobacco	33,973	-	-	33,973
Transportation Infrastructure	-	25,757	-	25,757
Water Utilities	30,400	-	-	30,400
Wireless Telecommunication Services	65,060	37,036	-	102,096
Total Common Stocks	1,527,423	304,137	-	1,831,560
Convertible Preferred Stocks	10,978	-	-	10,978
Convertible Bonds	-	323,320	-	323,320
Short-Term Investments	-	117,071	-	117,071
Total Investments	1,538,401	744,528	-	2,282,929
Focus
Investments:
Common Stocks§	511,421	-	-	511,421
Short-Term Investments	-	10,832	-	10,832
Total Investments	511,421	10,832	-	522,253
Genesis
Investments:
Common Stocks
Aerospace & Defense	11,155	-	-	11,155
Air Freight & Logistics	55,420	-	-	55,420
Auto Components	65,235	-	-	65,235
Beverages	101,434	-	-	101,434
Capital Markets	45,742	-	-	45,742
Chemicals	554,884	-	-	554,884
Commercial Banks	341,266	-	-	341,266
Commercial Services & Supplies	574,772	-	-	574,772
Communication Equipment	30,090	-	-	30,090
Containers & Packaging	390,410	-	-	390,410
Distributors	79,279	-	-	79,279
Diversified Consumer Services	71,729	-	-	71,729
Electrical Equipment	2,031	-	-	2,031
Electronic Equipment, Instruments & Components	137,635	-	-	137,635
Energy Equipment & Services	554,743	-	-	554,743
Food & Staples Retailing	193,611	-	-	193,611
Food Products	234,564	-	-	234,564
Gas Utilities	258,437	-	-	258,437
Health Care Equipment & Supplies	732,657	-	-	732,657
Health Care Providers & Services	540,118	-	-	540,118
Health Care Technology	61,306	-	-	61,306
Hotels, Restaurants & Leisure	86,723	-	-	86,723
Household Durables	25,202	-	-	25,202
Household Products	353,205	-	-	353,205
Industrial Conglomerates	119,395	-	-	119,395
Insurance	394,938	-	-	394,938
IT Services	153,589	-	-	153,589
Leisure Equipment & Products	197,030	-	-	197,030
Life Science Tools & Services	126,767	-	-	126,767
Machinery	1,186,191	41,615	-	1,227,806
Metals & Mining	422,985	-	-	422,985
Office Electronics	92,410	-	-	92,410
Oil, Gas & Consumable Fuels	731,339	-	-	731,339
Paper & Forest Products	17,299	-	-	17,299
Professional Services	55,103	-	-	55,103
Real Estate Management & Development	12,446	-	-	12,446
Road & Rail	14,251	-	-	14,251
Semiconductors & Semiconductor Equipment	87,240	-	-	87,240
Software	700,306	-	-	700,306
Specialty Retail	423,479	-	-	423,479
Textiles, Apparel & Luxury Goods	58,697	-	-	58,697
Thrifts & Mortgage Finance	80,449	-	-	80,449
Trading Companies & Distributors	193,502	-	-	193,502
Water Utilities	84,122	-	-	84,122
Total Common Stocks	10,653,186	41,615	-	10,694,801
Exchange Traded Funds	93,405	-	-	93,405
Short-Term Investments	-	659,069	-	659,069
Total Investments	10,746,591	700,684	-	11,447,275
Global Equity
Investments:
Common Stocks
Australia	-	23	-	23
Belgium	-	46	-	46
Canada	183	-	-	183
Chile	54	-	-	54
China	-	81	-	81
France	-	111	-	111
Germany	-	173	-	173
Japan	-	169	-	169
Korea	-	66	-	66
Netherlands	-	87	-	87
Norway	-	27	-	27
Singapore	-	55	-	55
Sweden	-	38	-	38
Switzerland	-	186	-	186
United Kingdom	102	341	-	443
United States	2,264	-	-	2,264
Total Common Stocks	2,603	1,403	-	4,006
Short-Term Investments	-	90	-	90
Total Investments	2,603	1,493	-	4,096
Global Thematic Opportunities
Investments:
Common Stocks
Australia	-	882	-	882
Brazil	710	-	-	710
Canada	2,625	-	-	2,625
Chile	728	-	-	728
China	-	2,773	-	2,773
France	827	871	-	1,698
Hong Kong	789	1,720	-	2,509
India	-	657	-	657
Indonesia	-	1,703	-	1,703
Israel	-	847	-	847
Japan	805	1,829	-	2,634
Malaysia	-	825	-	825
Netherlands	815	-	-	815
Philippines	-	754	-	754
Poland	-	583	-	583
South Africa	-	761	-	761
Switzerland	1,762	-	-	1,762
Taiwan, Province of China	-	805	-	805
Thailand	-	871	-	871
United Kingdom	-	580	-	580
United States	14,036	-	-	14,036
Total Common Stocks	23,097	16,461	-	39,558
Exchange Traded Funds	773	-	-	773
Short-Term Investments	-	4,008	-	4,008
Total Investments	23,870	20,469	-	44,339
Guardian
Investments:
Common Stocks
Beverages	72,590	-	-	72,590
Capital Markets	59,427	-	-	59,427
Chemicals	21,790	-	-	21,790
Consumer Finance	24,806	-	-	24,806
Diversified Financial Services	34,236	-	-	34,236
Electronic Equipment, Instruments & Components	53,735	-	-	53,735
Energy Equipment & Services	60,789	-	-	60,789
Food Products	37,371	-	-	37,371
Health Care Equipment & Supplies	73,043	-	-	73,043
Household Products	42,480	-	-	42,480
Industrial Conglomerates	89,028	-	-	89,028
Industrial Gases	21,565			21,565
Insurance	47,944	-	-	47,944
Internet Software & Services	45,420	-	-	45,420
IT Services	17,996	-	-	17,996
Machinery	24,726	-	-	24,726
Media	68,200	-	-	68,200
Multiline Retail	32.496	-	-	32.496
Oil, Gas & Consumable Fuels	57,473	40,440	-	97,913
Pharmaceuticals	-	31,432	-	31,432
Semiconductors & Semiconductor Equipment	89,170	-	-	89,170
Trading Companies & Distributors	21,239	-	-	21,239
Total Common Stocks	995,524	71,872	-	1,067,396
Short-Term Investments	-	26,819	-	26,819
Total Investments	995,524	98,691	-	1,094,215
International
Investments:
Common Stocks
Australia	-	5,445	-	5,445
Belgium	-	4,176	-	4,176
Brazil	-	-	10	10
Canada	17,455	-	-	17,455
Chile	2,514	-	-	2,514
China	2,337	2,971	-	5,308
Czech Republic	-	1,125	-	1,125
Denmark	-	6,464	-	6,464
France	-	17,872	-	17,872
Germany	-	17,540	-	17,540
Indonesia	-	1,128	-	1,128
Ireland	-	1,478	-	1,478
Japan	-	34,586	-	34,586
Korea	-	7,180	-	7,180
Netherlands	-	13,728	-	13,728
Norway	-	3,993	-	3,993
Russia	-	1,362	-	1,362
Singapore	-	2,393	-	2,393
Sweden	-	6,753	-	6,753
Switzerland	-	27,030	-	27,030
Turkey	-	1,036	-	1,036
United Kingdom	5,145	44,818	-	49,963
Total Common Stocks	27,451	201,078	10	228,539
Rights§	0	-	-	0
Short-Term Investments	-	4,127	-	4,127
Total Investments	27,451	205,205	10	232,666
International Institutional
Investments:
Common Stocks
Australia	-	9,049	-	9,049
Belgium	-	6,929	-	6,929
Canada	28,874	-	-	28,874
Chile	4,174	-	-	4,174
China	3,879	4,930	-	8,809
Czech Republic	-	1,934	-	1,934
Denmark	-	10,777	-	10,777
France	-	29,715	-	29,715
Germany	-	29,053	-	29,053
Indonesia	-	1,872	-	1,872
Ireland	-	2,452	-	2,452
Japan	-	57,383	-	57,383
Korea	-	11,909	-	11,909
Netherlands	-	22,700	-	22,700
Norway	-	6,625	-	6,625
Russia	-	2,260	-	2,260
Singapore	-	3,965	-	3,965
Sweden	-	11,204	-	11,204
Switzerland	-	44,790	-	44,790
Turkey	-	1,720	-	1,720
United Kingdom	8,532	74,612	-	83,144
Total Common Stocks	45,459	333,879	-	379,338
Rights§	0	-	-	0
Short-Term Investments	-	0	-	0
Total Investments	45,459	333,879	-	379,338
International Large Cap
Investments:
Common Stocks
Australia	-	3,751	-	3,751
Belgium	-	4,399	-	4,399
Canada	9,745	-	-	9,745
Chile	1,962	-	-	1,962
China	2,299	1,647	-	3,946
Czech Republic	-	870	-	870
Denmark	-	6,191	-	6,191
France	-	15,941	-	15,941
Germany	2,131	15,016	-	17,147
Indonesia	-	878	-	878
Japan	-	18,276	-	18,276
Korea	-	6,822	-	6,822
Netherlands	-	10,141	-	10,141
Norway	-	1,447	-	1,447
Russia	-	1,051	-	1,051
Singapore	-	1,832	-	1,832
Sweden	-	5,727	-	5,727
Switzerland	-	24,319	-	24,319
United Kingdom	4,253	35,497	-	39,750
Total Common Stocks	20,390	153,805	-	174,195
Rights§	0	-	-	0
Short-Term Investments	-	7,975	-	7,975
Total Investments	20,390	161,780	-	182,170
Intrinsic Value
Investments:
Common Stocks§	133,085	-	-	133,085
Short-Term Investments	-	8,257	-	8,257
Total Investments	133,085	8,257	-	141,342
Large Cap Disciplined Growth
Investments:
Common Stocks§	548,711	-	-	548,711
Short-Term Investments	-	16,665	-	16,665
Total Investments	548,711	16,665	-	565,376
Large Cap Value
Investments:
Common Stocks§	1,615,701	-	-	1,615,701
Exchange Traded Funds	8,625	-	-	8,625
Short-Term Investments	-	67,276	-	67,276
Total Investments	1,624,326	67,276	-	1,691,602
Mid Cap Growth
Investments:
Common Stocks§	593,648	-	-	593,648
Short-Term Investments	-	24,297	-	24,297
Total Investments	593,648	24,297	-	617,945
Mid Cap Intrinsic Value
Investments:
Common Stocks§	69,614	-	-	69,614
Short-Term Investments	-	2,119	-	2,119
Total Investments	69,614	2,119	-	71,733
Multi-Cap Opportunities
Investments:
Common Stocks§	229,572	-	-	229,572
Short-Term Investments	-	15,743	-	15,743
Total Investments	229,572	15,743	-	245,315
Real Estate
Investments:
Common Stocks
Apartments	87,804	-	-	87,804
Diversified	34,401	-	-	34,401
Health Care	51,821	-	-	51,821
Hotels, Restaurants & Leisure	12,753	-	-	12,753
Industrial	20,094	-	-	20,094
Infrastructure	30,520	-	-	30,520
Lodging/Resorts	17,958	-	-	17,958
Mixed	5,041	-	-	5,041
Office	54,704	-	-	54,704
Real Estate Management & Development	11,456	-	-	11,456
Regional Malls	84,307	4,900	-	89,207
Self Storage	28,910	-	-	28,910
Shopping Centers	33,811	-	-	33,811
Timber	19,719	-	-	19,719
Total Common Stocks	493,299	4,900	-	498,199
Short-Term Investments	-	13,461	-	13,461
Total Investments	493,299	18,361	-	511,660
Select Equities
Investments:
Common Stocks§	55,396	-	-	55,396
Warrants§	182	-	-	182
Short-Term Investments	-	7,804	-	7,804
Total Investments	55,578	7,804	-	63,382
Small Cap Growth
Investments:
Common Stocks§	115,858	-	-	115,858
Short-Term Investments	-	1,427	-	1,427
Total Investments	115,858	1,427	-	117,285
Socially Responsive
Investments:
Common Stocks
Capital Markets	95,233	-	-	95,233
Chemicals	35,113	-	-	35,113
Commercial Services & Supplies	28,958	-	-	28,958
Consumer Finance	39,793	-	-	39,793
Diversified Financial Services	54,748	-	-	54,748
Electronic Equipment, Instruments & Components	85,494	-	-	85,494
Food Products	150,330	-	-	150,330
Health Care Equipment & Supplies	110,284	-	-	110,284
Household Products	63,821	-	-	63,821
Industrial Conglomerates	141,620	-	-	141,620
Industrial Gases	34,501	-	-	34,501
Insurance	76,662	-	-	76,662
Internet Software & Services	73,148	-	-	73,148
IT Services	28,882	-	-	28,882
Machinery	39,680	-	-	39,680
Media	109,187	-	-	109,187
Multiline Retail	52,043	-	-	52,043
Oil, Gas & Consumable Fuels	156,527	65,518	-	222,045
Pharmaceuticals	-	50,279	-	50,279
Professional Services	17,457	-	-	17,457
Semiconductors & Semiconductor Equipment	141,177	-	-	141,177
Specialty Chemicals	-	13,601	-	13,601
Trading Companies & Distributors	33,969	-	-	33,969
Total Common Stocks	1,568,627	129,398	-	1,698,025
Short-Term Investments	-	46,169	-	46,169
Certificates of Deposit	-	600	-	600
Total Investments	1,568,627	176,167	-	1,744,794
Value
Investments:
Common Stocks§	3,953	-	-	3,953
Exchange Traded Funds	22	-	-	22
Short-Term Investments	-	391	-	391
Total Investments	3,975	391	-	4,366

§      The Schedule of Investments (and Summary Schedule of Investments by Industry for the international funds) provide information on the industry for the portfolio.

§§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/11	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 5/31/12	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/12
Investments in Securities:
Emerging Markets Equity
Common Stocks Brazil	$0	$-	$-	$-	$-	$-	$-	$0	$0
Total	0	-	-	-	-	-	-	0	0
International
Common Stocks Brazil	12	-	(2)	-	-	-	-	10	(2)
Total	12	-	(2)	-	-	-	-	10	(2)
Intrinsic Value
Rights	0	-	-	-	(0)	-	-	-	-
Total	0	-	-	-	(0)	-	-	-	-

Significant unobservable inputs developed by Management and used in the fair value measurement of the Funds’ equity investments include book value of common stock.

Following is quantitative information about significant unobservable inputs:

	Asset Class	Fair Value at 5/13/12 (000’s omitted)	Valuation Techniques	Unobservable Input	Range
Emerging Markets Equity	Common Stocks Brazil	$ 0	Market Pricing	Price To Book Value Ratio	0.48 – 0.62
International	Common Stocks Brazil	10	Market Pricing	Price To Book Value Ratio	0.48 – 0.62

As of the period ending May 31, 2012, certain foreign equity securities were transferred from Level 1 to Level 2 as a result of the Funds’ procedures for valuing securities, as stated in the description of the valuation methods of foreign equity securities above.  The following amounts, based on beginning of period market values as of August 31, 2011, were transferred from Level 1 to Level 2:

(000’s omitted)
Emerging Markets Equity	$ 46,515
Equity Income	165,440
Genesis	40,237
Global Equity	276
Global Thematic Opportunities	5,875
Guardian	83,190
International	199,468
International Institutional	224,474
Socially Responsive	122,859

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of May 31, 2012:
(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts	$(2,476)	$-	$-	$(2,476)

#	At cost, which approximates market value.

##	At May 31, 2012, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized A ppreciation (Depreciation)
Emerging Markets Equity	$163,356	$7,626	$14,693	$(7,067)
Equity Income	2,261,843	109,859	88,773	21,086
Focus	505,450	38,126	21,323	16,803
Genesis	7,458,307	4,215,479	226,511	3,988,968
Global Equity	4,457	75	436	(361)
Global Thematic Opportunities	47,745	1,527	4,933	(3,406)
Guardian	944,360	180,576	30,721	149,855
International	227,278	25,823	20,435	5,388
International Institutional	404,178	18,009	42,849	(24,840)
International Large Cap	188,053	14,386	20,269	(5,883)
Intrinsic Value	143,046	14,343	16,047	(1,704)
Large Cap Disciplined Growth	508,735	75,445	18,804	56,641
Large Cap Value	1,694,194	97,383	99,975	(2,592)
Mid Cap Growth	456,591	177,117	15,763	161,354
Mid Cap Intrinsic Value	69,382	5,696	3,345	2,351
Multi-Cap Opportunities	246,094	10,232	11,011	(779)
Real Estate	445,658	68,576	2,574	66,002
Select Equities	58,690	5,741	1,049	4,692
Small Cap Growth	115,344	5,865	3,924	1,941
Socially Responsive	1,607,307	211,331	73,844	137,487
Value	4,528	108	270	(162)

*	Security did not produce income during the last twelve months.

‡‡	At May 31, 2012, Equity Income had outstanding call and put options written as follows:

Name of Issuer	Shares	Exercise Price	Expiration Date	Market Value of Options
Boeing Co., Put	25,000	60	August 2012	$30,000
Boeing Co., Put	50,000	60	November 2012	127,000
China Mobile Ltd. ADR, Call	23,500	52.5	June 2012	8,000
Deere & Co., Put	75,000	60	September 2012	114,000
Deere & Co., Put	25,000	65	September 2012	60,000
Deere & Co., Put	25,000	70	September 2012	96,000
Ecopetrol SA ADR , Call	25,000	65	August 2012	21,000
Freeport-McMoRan Copper & Gold, Inc., Put	50,000	31	August 2012	120,000
Freeport-McMoRan Copper & Gold, Inc., Put	50,000	38	August 2012	345,000
Freeport-McMoRan Copper & Gold, Inc., Put	50,000	29	November 2012	139,000
Microsoft Corp., Put	200,000	27	January 2013	352,000
Norfolk Southern Corp., Put	50,000	60	September 2012	114,000
Norfolk Southern Corp., Put	50,000	55	December 2012	133,000
Occidental Petroleum Corp., Put	75,000	70	August 2012	187,000
Occidental Petroleum Corp., Put	25,000	75	August 2012	96,000
Occidental Petroleum Corp., Put	25,000	75	November 2012	161,000
Philip Morris International, Inc., Call	50,000	85	June 2012	49,000
Philip Morris International, Inc., Call	25,000	92.5	September 2012	20,000
Public Storage, Put	23,100	120	June 2012	5,000
Public Storage, Put	50,000	115	September 2012	122,000
Royal Gold, Inc., Put	25,000	57.5	July 2012	24,000
Ventas, Inc., Call	12,600	60	August 2012	20,000
Vornado Realty Trust, Put	50,000	75	September 2012	133,000
			Total	$2,476,000

At May 31, 2012, Equity Income had deposited $53,691,225 in a segregated account to cover requirements on put options written.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid.  At May 31, 2012, these securities amounted to approximately $78,846,000 or 3.3% of net assets for Equity Income.

Ñ
These securities have been deemed by the investment manager to be illiquid. At May 31, 2012, these securities amounted to approximately $2,818,000 or 1.8% of net assets for Emerging Markets Equity, approximately $2,273,000 or 1.0% of net assets for International, and approximately $7,882,000 or 2.0% of net assets for International Institutional.

^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

a	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

b	Effective April 2, 2012. Formerly Partners Fund through April 1, 2012.

c	Effective April 2, 2012. Formerly Regency Fund through April 1, 2012.

e	Effective April 2, 2012. Formerly Large Cap Value Fund through April 1, 2012.

z	A zero balance may reflect actual amounts rounding to less than $1,000.

^	Affiliated issuer.

Investments in Affiliates(1):
	Balance of Shares Held August 31, 2011	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held May 31, 2012	Value May 31, 2012	Income from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Genesis
Abaxis, Inc.	1,158,100	50,000	-	1,208,100	$39,553,194	$-*	$-
AG Growth International, Inc.	1,367,500	-	203,500	1,164,000	40,774,920	2,410,230	(1,572,897)
AmSurg Corp.	1,703,534	-	-	1,703,534	46,540,549	-*	-
Applied Industrial Technologies, Inc.	1,036,200	1,307,144	-	2,343,344	88,367,502	1,090,550	-
AptarGroup, Inc.	6,055,900	-	-	6,055,900	306,852,453	3,996,894	-
Balchem Corp.	1,308,035	288,300	-	1,596,335	46,357,568	239,946	-
Blackbaud, Inc.	3,764,403	-	210,923	3,553,480	91,857,458	1,338,853	578,410
Boston Beer Co., Inc.	967,419	-	-	967,419	101,433,882	-*	-
Brookline Bancorp, Inc.	4,067,590	-	-	4,067,590	35,754,116	1,037,235	-
CARBO Ceramics, Inc.	1,702,600	-	-	1,702,600	138,523,536	1,225,872	-
Church & Dwight Co., Inc.(3)	7,201,938	-	567,728	6,634,210	353,205,340	4,533,050	22,301,678
CLARCOR, Inc.	4,755,022	24,400	-	4,779,422	233,235,794	1,720,592	-
Compass Minerals International, Inc.	3,562,100	-	-	3,562,100	253,479,036	5,129,424	-
Computer Modelling Group Ltd.	1,885,500	1,224,000	-	3,109,500	52,264,047	870,120	-
Exponent, Inc.	1,166,935	-	-	1,166,935	55,102,671	-*	-
Forrester Research, Inc.	1,375,053	464,200	403,838	1,435,415	46,335,196	257,495	396,875
Forward Air Corp.	1,746,600	-	-	1,746,600	55,419,618	366,786	-
GT Advanced Technologies, Inc. (3)	7,049,100	460,600	7,355,137	154,563	649,165	-*	(28,388,176)
Haemonetics Corp.	2,523,900	73,400	-	2,597,300	181,057,783	-*	-
Harleysville Group, Inc. (3)	1,990,130	-	1,990,130	-	-	756,249	51,472,720
Harris Teeter Supermarkets, Inc.(2)	4,774,967	-	-	4,774,967	179,204,512	1,909,987	-
Healthcare Services Group, Inc.	5,518,381	-	-	5,518,381	107,884,349	2,669,517	-
Hibbett Sports, Inc.	1,840,963	4,706	-	1,845,669	103,412,834	-*	-
Hittite Microwave Corp.	849,123	907,997	-	1,757,120	86,590,874	-*	-
ICON PLC	3,578,000	172,000	-	3,750,000	80,512,500	-*	-
Industrea Ltd.	27,882,542	5,756,977		33,639,519	41,614,982	1,279,980	-
Innophos Holdings, Inc.	-	1,725,574	-	1,725,574	87,106,976	459,454	-
J & J Snack Foods Corp.	1,169,046	-	-	1,169,046	64,379,363	441,315	-
Landauer, Inc.	501,750	-	-	501,750	25,303,253	827,888	-
Layne Christensen Co. (3)	1,006,207	-	1,006,207	-	-	-*	(11,449,539)
Lindsay Corp.	1,181,550	-	-	1,181,550	65,753,258	319,019	-
LSB Industries, Inc.	799,300	573,400	-	1,372,700	38,188,514	-*	-
Lufkin Industries, Inc.	1,621,220	76,800	-	1,698,020	97,585,209	636,758	-
Major Drilling Group International	5,630,600	-	-	5,630,600	65,314,960	939,956	-
ManTech International Corp. (3)	2,006,700	-	1,497,964	508,736	11,090,445	1,235,934	13,157,861
Matthews International Corp. (3)	1,679,138	-	1,101,399	577,739	17,401,499	346,310	12,632,772
Meridian Bioscience, Inc.	2,191,397	1,156,000	-	3,347,397	63,399,699	1,582,279	-
MICROS Systems, Inc.	4,308,942	-	-	4,308,942	227,339,780	-*	-
MWI Veterinary Supply, Inc.	1,091,429	43,400	13,300	1,121,529	104,246,121	-*	791,041
Natural Gas Services Group, Inc.	829,800	-	-	829,800	11,434,644	-*	-
PSS World Medical, Inc.	3,010,199	254,400	-	3,264,599	66,042,838	-*	-
Raven Industries, Inc.	1,792,176	-	-	1,792,176	119,394,765	1,021,540	-
RLI Corp.	1,359,046	204,761	-	1,563,807	104,212,098	9,043,257	-
Safety Insurance Group, Inc.	1,024,434	91,315	-	1,115,749	44,752,692	1,673,624	-
Sensient Technologies Corp.	2,582,614	1,175,003	-	3,757,617	137,228,173	2,229,344	-
Solera Holdings, Inc.	4,498,053	-	-	4,498,053	199,713,553	1,799,221	-
State Street Institutional Treasury Plus Fund Institutional Class	323,232,740	859,104,212	893,626,609	288,710,343	288,710,343	-*	-
United Stationers, Inc.	3,905,841	410,300	-	4,316,141	108,982,560	1,610,625	-
Wabtec Corp.	2,699,900	-	-	2,699,900	196,039,739	242,991	-
Westamerica Bancorporation	1,995,243	-	-	1,995,243	89,207,315	2,214,720	-
Zebra Technologies Corp.	2,633,670	127,300	-	2,760,970	92,409,666	-*	-
Total					$5,091,221,342	$57,457,015	$59,920,745

(1)	Affiliated issuers, as defined in the Investment Company Act of 1940.
(2)	Effective March 28, 2012 this security underwent a name change from Ruddick Corp. to Harris Teeter Supermarkets, Inc.
(3)	At May 31, 2012, the issuers of these securities were no longer affiliated with Genesis.
*	Security did not produce income during the last twelve months

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: July 20, 2012

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: July 20, 2012